                                                              File No. 33-67852
                                                                       811-7978
As filed with the Securities and Exchange Commission on February 28, 1996



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 8



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 10



                            NORTHSTAR ADVANTAGE TRUST
                            -------------------------
               (Exact name of Registrant as specified in charter)



                     Two Pickwick Plaza, Greenwich, CT 06830
                     ---------------------------------------
                    (Address of Principal Executive Offices)


                                 (203) 863-6200
                                 --------------
                         (Registrant's telephone number)



                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                Two Pickwick Plaza, Greenwich, Connecticut 06830
                ------------------------------------------------
                     (Name and address of agent for service)



                        Copies of all correspondence to:
                                Lisa Hurley, Esq.
                      Northstar Investment Management Corp.
                               Two Pickwick Plaza
                              Greenwich, CT  06830

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

                         immediately upon filing pursuant to paragraph (b)
                    ----
                      X  on February 29, 1996 pursuant to paragraph (b)
                    ----
                         60 days after filing pursuant to paragraph (a)(1)
                    ----
                         on [Date] pursuant to paragraph (a)(1)
                    ----
                         75 days after filing pursuant to paragraph (a)(2)
                    ----
                         on [date] pursuant to paragraph (a)(2) of Rule 485.
                    ----



If appropriate, check the following box:

               this post-effective amendment designates a new effective
          ----
               date for a previously filed post-effective amendment.
-------------------------------------------------------------------------------
* Registrant has registered an Indefinite number of shares of beneficial interest by its initial Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, which became effective November 5, 1993. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on December 8, 1995.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 404(a)
                        UNDER THE SECURITIES ACT OF 1933
                                     PART A
                               COMBINED PROSPECTUS

     FORM N-1A                          PROSPECTUS CAPTION

     1.   Cover Page                    Cover Page

     2.   Synopsis                      Expense Information

     3.   Condensed Financial           Financial Highlights
          Information

     4.   General Description of        Cover Page; Investment Objectives and
          Registrant                    Policies of the Funds; Other Investment
                                        Techniques; Risk Factors; General
                                        Information

     5.   Management of the Fund        Management of the Funds

     6.   Capital Stock and Other       How Net Asset Value is
          Securities                    Determined; How to Purchase Shares;
                                        Alternative Sales Arrangements;
                                        Investor Services and Account Policies;
                                        Dividends, Distribution and Taxes;
                                        General Information

     7.   Purchases of Securities       How Net Asset Value is Determined.
          Being Offered                 How to Purchase Shares; Alternative
                                        Sales Arrangments; Investor Services and
                                        Account Policies; Distribution Plans.

     8.   Redemption or Repurchase      How Net Asset Value is Determined; How
                                        to Sell Shares

     9.   Legal Proceedings             Not Applicable

                              CROSS REFERENCE SHEET
                                     PART B

     FORM N-1A                          CAPTION IN STATEMENT OF
                                        ADDITIONAL INFORMATION

     10.  Cover Page                    Cover Page

     11.  Table of Contents             Table of Contents

     12.  General Information           Cover Page; Other Information
          & History


     13.  Investment Objectives         Cover Page; Investment Restrictions;
          & Policies                    Other Investment Techniques

     14.  Management of the Fund        Trustees and Officers

     15.  Control Persons and           N/A
          Principal Holders of
          Securities

     16.  Investment Advisory and       Services of the Adviser and
          Other Services                Administrator; Other Information

     17.  Brokerage Allocation and      Portfolio Transactions and Brokerage
          Other Practices               Allocation

     18.  Capital Stock and Other       Purchases and Redemptions
          Securities

     19.  Purchases, Redemptions and    Net Asset Value; Purchases and
          Pricing                       Redemptions.

     20.  Tax Status                    Dividends, Distributions and Taxes

     21.  Underwriter                   Underwriter and Distribution Services

     22.  Calculation  of               Performance Information
          Performance Data

     23.  Financial Statements          Financial Statements

                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     [LOGO]

TWO PICKWICK PLAZA                                                (203) 863-6200
GREENWICH, CONNECTICUT, 06830                                     (800) 595-7827

COMBINED PROSPECTUS                                       FEBRUARY 29, 1996


          The Northstar Advantage Funds (the "Funds") are a group of open-end diversified management investment companies. Each has its own investment objective and specific investment goals. Shares of the Funds are offered by this joint Prospectus. Northstar Investment Management Corporation (the "Adviser") is the investment adviser for each Fund, Northstar Distributors, Inc. ("Underwriter") is the underwriter of the Funds' shares, and Northstar Administrators Corporation ("Northstar" or "Administrators") serves as administrator to each Fund. Distributors and Administrators are each affiliates of the Adviser. Navellier Fund Management, Inc. serves as subadviser for the Northstar Advantage Special Fund. See "Management of the Funds."


          This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 29, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to Northstar at the address or telephone number given above.


          * NORTHSTAR ADVANTAGE SPECIAL FUND ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small- and mid-capitalization companies.



          * NORTHSTAR ADVANTAGE GROWTH FUND ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.



          * NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND, ("Income and Growth Fund") seeks current income balanced with the objective of achieving capital appreciation through investments in common and preferred stocks, convertible securities, investment grade corporate debt securities and government securities, selected for their prospects of producing income and/or capital appreciation.



          * NORTHSTAR ADVANTAGE INCOME FUND ("Income Fund") seeks to realize income and, secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.


          * NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


          * NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND ("Strategic Income Fund") seeks to achieve high current income by allocating its investments among the following three sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities; and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities. The Adviser believes that by allocating the Fund's assets in this manner, the Fund will experience a more stable net asset value, since diversification over several market sectors tends to reduce volatility.



          * NORTHSTAR ADVANTAGE HIGH YIELD FUND ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.



          * NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND ("High Total Return Fund") seeks to achieve high income by investing predominantly in high yield-high risk, lower-rated and non-rated U.S. dollar-denominated debt securities. It is the Fund's policy, while investing in income producing securities, also to maximize total return from a combination of income and capital appreciation.


          UNDER NORMAL MARKET CONDITIONS THE HIGH YIELD FUND AND HIGH TOTAL RETURN FUND WILL INVEST AT LEAST 65% OF THEIR ASSETS, AND THE STRATEGIC INCOME FUND MAY INVEST UP TO 60% (AND NO LESS THAN 20% OF ITS ASSETS) IN LOWER RATED AND NONRATED BONDS, COMMONLY KNOWN AS "JUNK BONDS," THAT ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES, AND ARE CONSIDERED SPECULATIVE WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTMENT IN THESE FUNDS MAY NOT BE APPROPRIATE FOR ALL INVESTORS. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "RISK FACTORS -- HIGH YIELD SECURITIES."

          WHILE MUTUAL FUNDS OFFER SIGNIFICANT INVESTMENT OPPORTUNITIES AND ARE PROFESSIONALLY MANAGED, THEY ALSO CARRY RISKS THAT COULD POSSIBLY RESULT IN LOSS OF PRINCIPAL. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION
----------------------------------------------------------------------
  The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. Annual Operating Expenses are paid out of each Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, legal and other services. Class A, Class B, and Class C shares were first offered to investors in the Government Securities Fund, High Yield Fund, Income Fund, Growth Fund, Special Fund and Strategic Income Fund on June 5, 1995. Class T shares are no longer offered to new investors in these Funds. The rules of the Securities and Exchange Commission require that maximum sales charges be reflected in the table; however, certain investors may qualify for reduced or no sales charges. See "How to Purchase Shares."

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE SPECIAL FUND


                                                    CLASS A    CLASS B    CLASS C    CLASS T
                                                    --------   --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%      4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)    .95%(3)
  Other Expenses (after Class B and C expense
   reimbursement)(6)..............................    .45%       .45%       .45%       .46%
  Total Fund Operating Expenses...................   1.50%      2.20%      2.20%      2.16%


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GROWTH FUND


                                                    CLASS A    CLASS B    CLASS C    CLASS T
                                                    --------   --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%      4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)    .95%(3)
  Other Expenses..................................    .37%       .32%       .36%       .30%
  Total Fund Operating Expenses...................   1.42%      2.07%      2.11%      2.00%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND

                                                    CLASS A    CLASS B    CLASS C
                                                    --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%
  12b-1 Fee.......................................    .30%      1.00%(3)   1.00%(3)
  Other Expenses..................................    .46%       .48%       .47%
  Total Fund Operating Expenses...................   1.51%      2.23%      2.22%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME FUND


                                                              CLASS A   CLASS B   CLASS C   CLASS T
                                                              -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as % of Offering Price).................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares
   (as a % of the lesser of original price or redemption
   proceeds)................................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET
 ASSETS)
  Management Fee............................................    .65%      .65%      .65%      .65%
  12b-1 Fee.................................................    .30%     1.00%(3)  1.00%(3)   .75%(3,4)
  Other Expenses............................................    .32%      .30%      .26%      .28%
  Total Fund Operating Expenses.............................   1.27%     1.95%     1.91%     1.68%


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND


                                                                                  CLASS A   CLASS B   CLASS C   CLASS T
                                                                                  -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as a % of Offering Price)...................................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser
   of original price or redemption proceeds)....................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
  Management Fee (after waiver)(5)..............................................    .45%      .45%      .45%      .45%
  12b-1 Fee.....................................................................    .30%     1.00%(3)  1.00%(3)   .65%(3,4)
  Other Expenses................................................................    .27%      .25%      .23%      .20%
Total Fund Operating Expenses (after waiver)(5).................................   1.02%     1.70%     1.68%     1.30%

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND


                                                              CLASS A   CLASS B   CLASS C   CLASS T
                                                              -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares
   (as % of Offering Price).................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares
   (as a % of the lesser of original price or redemption
   proceeds)................................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET
 ASSETS)
  Management Fee............................................    .65%      .65%      .65%      .65%
  12b-1 Fee.................................................    .30%     1.00%(3)  1.00%(3)   .95%(3,4)
  Other Expenses (after expense reimbursement)(6)...........    .41%      .41%      .37%      .30%
  Total Fund Operating Expenses.............................   1.36%     2.06%     2.02%     1.90%


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH YIELD FUND


                                                                                  CLASS A   CLASS B   CLASS C   CLASS T
                                                                                  -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase of Shares (as % of Offering
   Price).......................................................................   4.75%     None      None      None
  Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser
   of original price or redemption proceeds)....................................   None(1)   5.00%(2)  1.00%     4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
  Management Fee................................................................    .45%      .45%      .45%      .45%
  12b-1 Fee.....................................................................    .30%     1.00%(3)  1.00%(3)   .65%(3,4)
  Other Expenses................................................................    .27%      .26%      .27%      .23%
  Total Fund Operating Expenses.................................................   1.02%     1.71%     1.72%     1.33%


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND

                                                    CLASS A    CLASS B    CLASS C
                                                    --------   --------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Front-End Sales Load Imposed on Purchase
   of Shares (as % of Offering Price).............   4.75%      None       None
  Maximum Contingent Deferred Sales Load on Sale
   of Shares (as a % of the lesser of original
   price or redemption proceeds)..................   None(1)    5.00%(2)   1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE
 NET ASSETS)
  Management Fee..................................    .75%       .75%       .75%
  12b-1 Fees......................................    .30%      1.00%(3)   1.00%(3)
  Other Expenses..................................    .50%       .50%       .52%
  Total Fund Operating Expenses...................   1.55%      2.25%      2.27%

------------------------
(1) Purchases of $1 million or more are not subject to an initial sales charge; however, a CDSC of up to 1% will be imposed on such purchases in the event of certain redemption transactions within 18 months following the date of purchase.

(2) The Class B CDSC on redemptions decreases 1% annually after year one to 2% in years four and five and to 0% after year five. The Class T CDSC on redemptions decreases 1% annually after year one to 0% after year four.

(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.

(4) Although the Trustees have set 12b-1 fees at the levels indicated, under the shareholder-approved 12b-1 plans for Class T shares and applicable rules of the NASD, the Trustees of each Fund, except for Strategic Income
     Fund, may increase these fees to an aggregate of up to 0.95% annually without further shareholder approval. The Trustees of Strategic Income
     Fund, may increase these 12b-1 fees for Class T Shares to an aggregate of up to 1.00% annually without further shareholder approval.

(5)  After waiver of 0.20% effective January 1, 1989. Without such a fee waiver, the  Management Fees would be 0.65% of  average daily net assets, and Total
     Fund  Operating  Expenses   would  be  1.22%,   1.90%,  1.88%  and   1.50%,
     respectively, for Class A, B, C and T shares.

(6)  Absent  the expense reimbursement by the  Adviser, Other Expenses and Total
     Fund Operating Expenses for Class B and Class C shares of the Special Fund would have been .46% and .48% and 2.21% and 2.23%, respectively, and Other
     Expenses and Total Fund Operating Expenses for Class A, B, C and T shares of Strategic Fund would have been .48%, .47%, .43% and .58% and 1.43%,
     2.12%, 2.08% and 2.18%, respectively.


EXAMPLES: An investor in each of the Funds would pay the following expenses on a $1,000 investment assuming a 5% annual return throughout the period, and, unless otherwise noted, redemption at the end of each period.

                                                                           NORTHSTAR ADVANTAGE SPECIAL FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 62       $ 72         $ 22        $ 32       $ 22         $ 62         $ 22
        3 Years.................................      93         99           69          69         69           88           68
        5 Years.................................     125        138          118         118        118          116          116
        10 Years................................     218        236          236         253        253          233          233


                                                                           NORTHSTAR ADVANTAGE GROWTH FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 61       $ 71         $ 21        $ 31       $ 21         $ 60         $ 20
        3 Years.................................      90         95           65          66         66           83           63
        5 Years.................................     121        121          111         113        113          108          108
        10 Years................................     210        223          223         244        244          218          218



                                                                     NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND
                                                              --------------------------------------------------------
                                                              CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)
                                                              -------   ----------   ----------   -------   ----------
          1 year............................................    $ 62       $ 73         $ 23        $ 33       $ 23
          3 years...........................................      93        100           70          69         69
          5 years...........................................     126        139          119         119        119
          10 years..........................................     219        238          238         255        255


                                                                           NORTHSTAR ADVANTAGE INCOME FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 60       $ 70         $ 20        $ 29       $ 19         $ 57         $ 17
        3 Years.................................      86         91           61          60         60           73           53
        5 Years.................................     114        125          105         103        103           91           91
        10 Years................................     194        210          210         223        223          188          188


                                                                    NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 57       $ 67         $ 17        $ 27       $ 17         $ 53         $ 13
        3 Years.................................      78         84           54          53         53           61           41
        5 Years.................................     101        102           92          91         91           71           71
        10 Years................................     166        183          183         199        199          149          149

                                                                      NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 61       $ 71         $ 21        $ 31       $ 21         $ 59         $ 19
        3 Years.................................      89         95           65          63         63           80           60
        5 Years.................................     N/A        N/A          N/A         N/A        N/A          N/A          N/A
        10 Years................................     N/A        N/A          N/A         N/A        N/A          N/A          N/A


                                                                         NORTHSTAR ADVANTAGE HIGH YIELD FUND
                                                  ----------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)   CLASS T(1)   CLASS T(2)
                                                  -------   ----------   ----------   -------   ----------   ----------   ----------
        1 Year..................................    $ 57       $ 57         $ 17        $ 27       $ 17         $ 54         $ 14
        3 Years.................................      78         84           54          54         54           62           42
        5 Years.................................     101        113           93          93         93           73           73
        10 Years................................     166        184          184         203        203          152          152



                                                                     NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND
                                                              --------------------------------------------------------
                                                              CLASS A   CLASS B(1)   CLASS B(2)   CLASS C   CLASS C(2)
                                                              -------   ----------   ----------   -------   ----------
          1 year............................................    $ 63       $ 73         $ 23        $ 33       $ 23
          3 years...........................................      94        100           70          71         71
          5 years...........................................     128        140          120         121        121
          10 years..........................................     223        241          241         261        261


------------------------
(1) Class B and Class T shares convert to Class A shares eight years after purchase in the case of B Shares and on the later of eight years after purchase or May 31, 1998 in the case of T Shares; therefore, Class A expenses are used after year eight.

(2)  Assumes no redemption.

The examples above assume the reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year. The examples should not be considered to be indicative of actual or expected performance or expenses, both of which will vary.

                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------
  The financial highlights set forth below present certain information and ratios as well as performance information for a share of each Class outstanding throughout each year or portion thereof. Except where indicated, percentages for periods of less than one year have been annualized. The financial highlights for fiscal years ended in 1995 (and for all prior periods in the case of the Income and Growth and High Total Return Funds) have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is incorporated by reference in the Statement of Additional Information and should be read in conjunction with the related audited financial statements and notes thereto which are contained in the Annual Report for each Fund. Further information about performance of each Fund is also contained in the Annual Report, a copy of which may be obtained without charge from Northstar. The financial highlights for the Growth, Special, Income, Strategic Income, High Yield and Government Securities Funds for the periods prior to 1995 were audited by other independent accountants.


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE SPECIAL FUND

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                                  1995
                              ---------------------------------------------
                               CLASS A     CLASS B     CLASS C     CLASS T
                              ---------   ---------   ---------   ---------
Net Asset Value beginning of
 period.....................  $  19.56    $  19.56    $  19.56    $   19.64
Income from investment
 operations:
  Net investment income
   (loss)...................     (0.09)      (0.12)      (0.15)       (0.34)
  Net realized and
   unrealized gain (loss)...      2.48        2.43        2.46         2.57
                              ---------   ---------   ---------   ---------
  Total from investment
   operations...............      2.39        2.31        2.31         2.23
                              ---------   ---------   ---------   ---------
Less distributions:
  Dividends from net
   realized gain............     (1.03)      (1.03)      (1.03)       (1.03)
                              ---------   ---------   ---------   ---------
  Total distributions.......     (1.03)      (1.03)      (1.03)       (1.03)
                              ---------   ---------   ---------   ---------
Net Asset Value end of
 period.....................  $  20.92    $  20.84    $  20.84    $   20.84
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Total Return (excluding
 sales charges)(1)..........     12.20%      11.79%      11.79%       11.34%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $  2,335    $  1,491    $     62    $  33,557
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets.......      1.50%       2.20%       2.20%        2.16%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........        --        2.21%       2.23%          --
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of net investment
   income to average net
   assets...................     (0.91)%     (1.64)%     (1.60)%      (1.50)%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Portfolio Turnover Rate...       71%         71%         71%          71%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------


                                                                    CLASS T SHARES
                              ------------------------------------------------------------------------------------------
                                1994       1993       1992      1991      1990      1989      1988      1987      1986
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Net Asset Value beginning of
 period.....................  $  20.79   $  17.40   $  15.74   $ 10.64   $ 11.67   $  9.55   $  7.90   $  8.92   $ 10.00
Income from investment
 operations:
  Net investment income
   (loss)...................     (0.25)     (0.32)     (0.33)    (0.21)    (0.20)    (0.06)    (0.13)    (0.14)    (0.06)
  Net realized and
   unrealized gain (loss)...     (0.76)      3.83       2.61      6.24     (0.83)     2.18      1.78     (0.88)    (1.02)
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Total from investment
   operations...............     (1.01)      3.51       2.28      6.03     (1.03)     2.12      1.65     (1.02)    (1.08)
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
   realized gain............     (0.14)     (0.12)     (0.62)    (0.93)       --        --        --        --        --
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Total distributions.......     (0.14)     (0.12)     (0.62)    (0.93)       --        --        --        --        --
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Net Asset Value end of
 period.....................  $  19.64   $  20.79   $  17.40   $ 15.74   $ 10.64   $ 11.67   $  9.55   $  7.90   $  8.92
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Total Return (excluding
 sales charges)(1)..........     (4.86)%    20.16%     14.54%    57.27%    (8.83)%   22.20%    20.89%   (11.43)%  (10.80)%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 38,848   $ 28,838   $ 11,336   $ 5,480   $ 3,024   $ 3,958   $ 3,330   $ 3,078   $ 3,823
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of expenses to
   average net assets.......      2.16%      2.34%      2.84%     2.95%     2.95%     2.95%     2.96%     2.94%     2.90%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........        --         --         --      3.69%     4.98%     4.89%     6.01%     4.52%     4.82%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Ratio of net investment
   income to average net
   assets...................     (1.25)%    (1.66)%    (2.12)%   (1.57)%   (0.97)%   (0.44)%   (1.06)%   (1.22)%   (0.76)%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
  Portfolio Turnover Rate...     39.43%     34.57%     39.62%    85.43%    71.79%    85.36%    39.88%    57.08%    27.86%
                              --------   --------   --------   -------   -------   -------   -------   -------   -------
                              --------   --------   --------   -------   -------   -------   -------   -------   -------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GROWTH FUND

                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------
                                                1995
                              -----------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS T
                              --------   --------   --------   --------
Net Asset Value beginning of
 period.....................  $ 17.59    $ 17.59    $ 17.59    $  15.75
Income from investment
 operations:
  Net investment income
   (loss)...................     0.08       0.06       0.04        0.07
  Net realized and
   unrealized gain (loss)...     1.95       1.92       1.92        3.77
                              --------   --------   --------   --------
  Total from investment
   operations...............     2.03       1.98       1.96        3.84
                              --------   --------   --------   --------
Less distributions:
  Dividends from net
   investment income........    (0.10)     (0.08)     (0.06)      (0.07)
  Dividends from net
   realized gain............    (3.99)     (3.99)     (3.99)      (3.99)
  Dividends from capital....       --         --         --          --
                              --------   --------   --------   --------
  Total distributions.......    (4.09)     (4.07)     (4.05)      (4.06)
                              --------   --------   --------   --------
Net Asset Value end of
 period.....................  $ 15.53    $ 15.50    $ 15.50    $  15.53
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Total Return (excluding
 sales charges)(1)..........    11.55%     11.27%     11.17%      24.40%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 1,355    $ 1,987    $    69    $ 76,343
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of expenses to
   average net assets.......     1.42%      2.07%      2.11%       2.00%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of net investment
   income to average net
   assets...................     0.63%      0.06%      0.02%       0.37%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Portfolio Turnover Rate...      134%       134%       134%        134%
                              --------   --------   --------   --------
                              --------   --------   --------   --------


                                                                       CLASS T SHARES
                              ------------------------------------------------------------------------------------------------

                                1994       1993       1992       1991       1990       1989       1988       1987       1986

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value beginning of
 period.....................  $  17.33   $  16.36   $  16.37   $  12.49   $  13.85   $  11.96   $  10.47   $  10.54   $  10.00

Income from investment
 operations:
  Net investment income
   (loss)...................      0.08       0.02       0.02       0.09       0.10       0.20       0.16       0.09       0.03

  Net realized and
   unrealized gain (loss)...     (1.41)      1.67       1.30       4.62      (0.83)      2.66       1.58      (0.07)      0.87

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total from investment
   operations...............     (1.33)      1.69       1.32       4.71      (0.73)      2.86       1.74       0.02       0.90

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Less distributions:
  Dividends from net
   investment income........     (0.08)     (0.04)     (0.02)     (0.08)     (0.10)     (0.20)     (0.17)     (0.08)     (0.03)

  Dividends from net
   realized gain............     (0.15)     (0.67)     (1.31)     (0.75)     (0.51)     (0.76)     (0.08)        --      (0.33)

  Dividends from capital....     (0.02)     (0.01)(2)       --       --      (0.02)     (0.01)        --      (0.01)        --

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total distributions.......     (0.25)     (0.72)     (1.33)     (0.83)     (0.63)     (0.97)     (0.25)     (0.09)     (0.36)

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value end of
 period.....................  $  15.75   $  17.33   $  16.36   $  16.37   $  12.49   $  13.85   $  11.96   $  10.47   $  10.54

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Total Return (excluding
 sales charges)(1)..........     (7.66)%    10.36%      8.05%     38.10%     (5.24)%    24.25%     16.70%      0.11%      8.91%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 76,391   $ 80,759   $ 56,759   $ 40,884   $ 24,927   $ 29,842   $ 25,359   $ 27,493   $ 17,013

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of expenses to
   average net assets.......      2.00%      2.04%      2.15%      2.25%      2.33%      2.33%      2.46%      2.29%      2.77%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of net investment
   income to average net
   assets...................      0.49%      0.13%      0.09%      0.66%      0.80%      1.39%      1.40%      0.83%      0.37%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Portfolio Turnover Rate...     53.76%     42.27%     46.77%     63.56%     54.22%     74.56%     58.73%     54.72%     32.66%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------



--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND

                                                 YEAR ENDED OCTOBER 31,
                    ---------------------------------------------------------------------------------
                                                                               1994
                                                              ---------------------------------------
                                     1995                       CLASS A       CLASS B       CLASS C
                    ---------------------------------------      FROM          FROM          FROM
                      CLASS A       CLASS B       CLASS C       11/8/93       2/9/94        3/21/94
                    -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value
 beginning of
 period...........  $ 10.00       $  9.99       $  9.99       $ 10.00       $ 10.64       $ 10.37
Income from
 investment
 operations:
  Net investment
   income.........      .35           .27           .27          0.30          0.20          0.20
  Net realized and
   unrealized gain
   (loss).........      .84           .85           .85         (0.05)        (0.65)        (0.38)
                      -----         -----         -----       -----------   -----------   -----------
  Total from
   investment
   operations.....     1.19          1.12          1.12          0.25         (0.45)        (0.18)
                      -----         -----         -----       -----------   -----------   -----------
Less
 distributions:
  Dividends (from
   net investment
   income)........    (0.33)        (0.27)        (0.28)        (0.25)        (0.20)        (0.20)
                      -----         -----         -----       -----------   -----------   -----------
Net Asset Value
 end of period....  $ 10.86       $ 10.84       $ 10.83       $ 10.00       $  9.99       $  9.99
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
Total Return
 (excluding sales
 charge)..........    13.19%        12.31%        12.33%         2.48%        (4.20)%       (1.75)%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
Ratios/Supplemental
 Data:
  Net assets end
   of period (in
   thousands).....   76,031        60,347        53,661        72,223        37,767         4,823
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of
   expenses to
   average net
   assets.........     1.51%         2.23%         2.22%         1.50%         2.20%         2.20%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of expense
   reimbursement
   to average net
   assets.........        0%            0%            0%         0.06%         0.16%         0.47%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Ratio of net
   investment
   income to
   average net
   assets.........     3.39%         2.66%         2.67%         3.73%         3.00%         2.87%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------
  Portfolio
   Turnover
   Rate...........       91%           91%           91%           26%           26%           26%
                      -----         -----         -----       -----------   -----------   -----------
                      -----         -----         -----       -----------   -----------   -----------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE INCOME FUND

                                       YEAR ENDED DECEMBER 31,
                              -----------------------------------------
                                                1995
                              -----------------------------------------
                              CLASS A    CLASS B    CLASS C    CLASS T
                              --------   --------   --------   --------
Net Asset Value beginning of
 period.....................  $ 12.77    $ 12.77    $ 12.77    $  11.54
Income from investment
 operations:
  Net investment income
   (loss)...................     0.43       0.35       0.38        0.57
  Net realized and
   unrealized gain (loss)...     1.06       1.09       1.07        2.27
                              --------   --------   --------   --------
  Total from investment
   operations...............     1.49       1.44       1.45        2.84
                              --------   --------   --------   --------
Less distributions:
  Dividends from net
   investment income........    (0.48)     (0.45)     (0.45)      (0.59)
  Dividends from net
   realized gain............    (1.25)     (1.25)     (1.25)      (1.25)
  Dividends from capital....       --         --         --          --
                              --------   --------   --------   --------
  Total distributions.......    (1.73)     (1.70)     (1.70)      (1.84)
                              --------   --------   --------   --------
Net Asset Value end of
 period.....................  $ 12.53    $ 12.51    $ 12.52    $  12.54
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Total Return (excluding
 sales charges)(1)..........    11.95%     11.56%     11.49%      25.11%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $   797    $ 1,759    $   231    $ 72,472
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of expenses to
   average net assets.......     1.27%      1.95%      1.91%       1.68%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Ratio of net investment
   income to average net
   assets...................     4.99%      4.38%      4.49%       4.44%
                              --------   --------   --------   --------
                              --------   --------   --------   --------
  Portfolio Turnover Rate...      131%       131%       131%        131%
                              --------   --------   --------   --------
                              --------   --------   --------   --------


                                                                       CLASS T SHARES
                              ------------------------------------------------------------------------------------------------

                                1994       1993       1992       1991       1990       1989       1988       1987       1986

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value beginning of
 period.....................  $  12.94   $  12.05   $  11.66   $  10.13   $  10.71   $   9.71   $   9.11   $  10.39   $  10.00

Income from investment
 operations:
  Net investment income
   (loss)...................      0.57       0.49       0.55       0.57       0.61       0.68       0.62       0.56       0.40

  Net realized and
   unrealized gain (loss)...     (1.25)      1.20       0.36       1.53      (0.54)      1.00       0.58      (1.04)      0.67

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total from investment
   operations...............     (0.68)      1.69       0.91       2.10       0.07       1.68       1.20      (0.48)      1.07

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Less distributions:
  Dividends from net
   investment income........     (0.54)     (0.49)     (0.52)     (0.57)     (0.63)     (0.68)     (0.60)     (0.57)     (0.40)

  Dividends from net
   realized gain............     (0.16)     (0.31)        --         --         --         --         --      (0.22)     (0.28)

  Dividends from capital....     (0.02)(2)       --       --         --      (0.02)        --         --      (0.01)        --

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total distributions.......     (0.72)     (0.80)     (0.52)     (0.57)     (0.65)     (0.68)     (0.60)     (0.80)     (0.68)

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Net Asset Value end of
 period.....................  $  11.54   $  12.94   $  12.05   $  11.66   $  10.13   $  10.71   $   9.71   $   9.11   $  10.39

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Total Return (excluding
 sales charges)(1)..........     (5.33)%    14.08%      8.06%     21.17%      0.78%     17.70%     13.39%     (5.35)%    10.74%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $ 73,764   $ 80,841   $ 56,823   $ 49,367   $ 44,750   $ 58,006   $ 57,425   $ 58,722   $ 49,332

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of expenses to
   average net assets.......      1.69%      1.77%      2.02%      2.06%      2.10%      2.04%      2.10%      1.98%      2.15%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Ratio of net investment
   income to average net
   assets...................      4.36%      3.99%      4.73%      5.21%      5.73%      6.38%      6.30%      5.70%      5.72%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

  Portfolio Turnover Rate...     59.26%     38.26%     58.96%     76.87%     57.39%     56.15%     24.57%     45.91%     78.71%

                              --------   --------   --------   --------   --------   --------   --------   --------   --------

                              --------   --------   --------   --------   --------   --------   --------   --------   --------



--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND

                                         YEAR ENDED DECEMBER 31,
                              ---------------------------------------------
                                                  1995
                              ---------------------------------------------
                               CLASS A     CLASS B     CLASS C     CLASS T
                              ---------   ---------   ---------   ---------
Net Asset Value beginning of
 period.....................  $   9.51    $   9.51    $   9.51    $    8.74
Income from investment
 operations:
  Net investment income
   (loss)...................      0.34        0.30        0.30         0.58
  Net realized and
   unrealized gain (loss)...      0.59        0.59        0.59         1.35
                              ---------   ---------   ---------   ---------
  Total from investment
   operations...............      0.93        0.89        0.89         1.93
                              ---------   ---------   ---------   ---------
Less distributions:
  Dividends from net
   investment income........     (0.37)      (0.33)      (0.33)       (0.60)
  Dividends from net
   realized gain............
  Dividends from capital....        --          --          --           --
                              ---------   ---------   ---------   ---------
  Total distributions.......     (0.37)      (0.33)      (0.33)       (0.60)
                              ---------   ---------   ---------   ---------
Net Asset Value end of
 period.....................  $  10.07    $  10.07    $  10.07    $   10.07
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Total Return (excluding
 sales charges)(1)..........     10.04%       9.61%       9.61%       22.90%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
Ratios/supplemental data:
  Net assets end of period
   (thousands)..............  $  3,235    $  2,790    $      8    $ 150,951
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets.......      1.02%       1.70%       1.68%        1.30%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........      1.22%       1.90%       1.88%        1.50%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Ratio of net investment
   income to average net
   assets...................      6.01%       5.20%       5.28%        6.23%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------
  Portfolio Turnover Rate...       295%        295%        295%         295%
                              ---------   ---------   ---------   ---------
                              ---------   ---------   ---------   ---------


                                                                  CLASS T SHARES
                             -----------------------------------------------------------------------------------------
                               1994       1993      1992      1991      1990      1989      1988      1987      1986
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value beginning of
 period..................... $   10.32  $   9.22  $   8.99  $   8.47  $   8.47  $   8.26  $   8.80  $   9.94  $  10.00
Income from investment
 operations:
  Net investment income
   (loss)...................      0.56      0.59      0.61      0.67      0.68      0.72      0.75      0.64      0.54
  Net realized and
   unrealized gain (loss)...     (1.56)     1.09      0.23      0.52        --      0.21     (0.48)    (1.10)     0.27
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Total from investment
   operations...............     (1.00)     1.68      0.84      1.19      0.68      0.93      0.27     (0.46)     0.81
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income........     (0.57)    (0.58)    (0.61)    (0.67)    (0.68)    (0.72)    (0.75)    (0.64)    (0.54)
  Dividends from net
   realized gain............        --        --        --        --        --        --        --        --     (0.33)
  Dividends from capital....     (0.01)       --        --        --        --        --     (0.06)    (0.04)       --
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Total distributions.......     (0.58)    (0.58)    (0.61)    (0.67)    (0.68)    (0.72)    (0.81)    (0.68)    (0.87)
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value end of
 period..................... $    8.74  $  10.32  $   9.22  $   8.99  $   8.47  $   8.47  $   8.26  $   8.80  $   9.94
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Total Return (excluding
 sales charges)(1)..........     (9.82)%    18.48%     9.77%    14.73%     8.57%    11.73%     2.97%    (4.72)%     8.50%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
Ratios/supplemental data:
  Net assets end of period
   (thousands).............. $ 152,608  $184,156  $144,144  $121,389  $108,420  $123,735  $169,421  $237,190  $223,598
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of expenses to
   average net assets.......      1.29%     1.31%     1.39%     1.44%     1.43%     1.45%     1.88%     1.79%     1.89%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of expenses to
   average net assets before
   waiver or
   reimbursement (3)........      1.49%     1.51%     1.59%     1.64%     1.63%     1.65%       --        --        --
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Ratio of net investment
   income to average net
   assets...................      6.00%     5.83%     6.81%     7.68%     8.23%     8.57%     8.47%     7.02%     6.38%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
  Portfolio Turnover Rate...    314.91%    81.41%   120.08%    87.00%    16.77%    73.94%   494.05%   412.29%   241.73%
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------
                             ---------  --------  --------  --------  --------  --------  --------  --------  --------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND


                                                           YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------
                                                                                        1994
                                                                                       -------
                                                               1995                    CLASS T
                                               -------------------------------------    FROM
                                               CLASS A   CLASS B   CLASS C   CLASS T   7/1/94
                                               -------   -------   -------   -------   -------
Net Asset Value beginning of period..........  $12.24    $12.24    $12.24    $11.71    $12.00
Income from investment operations:
  Net investment income (loss)...............    0.63      0.55      0.55      0.98      0.51
  Net realized and unrealized gain (loss)....    0.13      0.15      0.14      0.66     (0.25)
                                               -------   -------   -------   -------   -------
  Total from investment operations...........    0.76      0.70      0.69      1.64      0.26
                                               -------   -------   -------   -------   -------
Less distributions:
  Dividends from net investment income.......   (0.60)    (0.55)    (0.55)    (0.96)    (0.49)
  Dividends from net realized gain...........      --        --        --        --     (0.05)
  Dividends from capital.....................      --        --        --        --     (0.01)(2)
                                               -------   -------   -------   -------   -------
  Total distributions........................   (0.60)    (0.55)    (0.55)    (0.96)    (0.55)
                                               -------   -------   -------   -------   -------
Net Asset Value end of period................  $12.40    $12.39    $12.38    $12.39    $11.71
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
Total Return (excluding sales charges)(1)....    6.40%     5.89%     5.81%    14.54%     2.14%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
Ratios/supplemental data:
  Net assets end of period (thousands).......  $21,790   $22,143   $2,172    $30,228   $25,252
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of expenses to average net assets....    1.36%     2.06%     2.02%     1.90%     1.90%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of expenses to average net assets
   before waiver or reimbursement (3)........    1.43%     2.12%     2.08%     2.18%     2.53%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Ratio of net investment income to average
   net assets................................    7.03%     6.47%     6.48%     6.86%     7.92%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------
  Portfolio Turnover Rate....................     153%      153%      153%      153%      156%
                                               -------   -------   -------   -------   -------
                                               -------   -------   -------   -------   -------


--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH YIELD FUND


                                                               YEAR ENDED DECEMBER 31,
                    --------------------------------------------------------------------------------------------------------------
                                      1995                                                CLASS T SHARES
                    -----------------------------------------   ------------------------------------------------------------------
                    CLASS A    CLASS B    CLASS C    CLASS T      1994        1993        1992       1991       1990       1989
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Net Asset Value
 beginning of
 period...........  $  8.68    $   8.68   $  8.68    $   8.29   $    9.31   $    9.09   $   7.94   $   6.27   $   8.55   $   10.00
Income from
 investment
 operations:
  Net investment
   income
   (loss).........     0.48        0.44      0.44        0.84        0.81        0.85       0.92       1.08       1.12        0.60
  Net realized and
   unrealized gain
   (loss).........    (0.10)      (0.09)    (0.09)       0.26       (0.99)       0.80       1.19       1.67      (2.30)      (1.45)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Total from
   investment
   operations.....     0.38        0.35      0.35        1.10       (0.18)       1.65       2.11       2.75      (1.18)      (0.85)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Less
 distributions:
  Dividends from
   net investment
   income.........    (0.50)      (0.46)    (0.46)      (0.83)      (0.83)      (0.83)     (0.94)     (1.08)     (1.10)      (0.60)
  Dividends from
   net realized
   gain...........       --          --        --          --       (0.01)      (0.60)     (0.02)        --         --          --
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Total
  distributions...    (0.50)      (0.46)    (0.46)      (0.83)      (0.84)      (1.43)     (0.96)     (1.08)     (1.10)      (0.60)
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Net Asset Value
 end of period....  $  8.56    $   8.57   $  8.57    $   8.56   $    8.29   $    9.31   $   9.09   $   7.94   $   6.27   $    8.55
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Total Return
 (excluding sales
 charges)(1)......     4.48%       4.17%     4.17%      13.71%      (2.18)%     18.89%     27.57%     46.49%    (14.59)%     (8.81)%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
Ratios/supplemental
 data:
  Net assets end
   of period
   (thousands)....  $ 7,466    $ 79,063   $ 3,410    $139,711   $ 136,426   $ 125,095   $ 64,063   $ 25,651   $ 11,342   $  11,045
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of
   expenses to
   average net
   assets.........     1.02%       1.71%     1.72%       1.33%       1.34%       1.40%      1.50%      1.50%      1.44%       1.35%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of
   expenses to
   average net
   assets before
   waiver or
   reimbursement (3)...      --       --       --          --          --          --       1.55%      1.96%      2.25%       2.65%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Ratio of net
   investment
   income to
   average net
   assets.........     9.83%       9.18%     9.29%       9.69%       9.08%       8.84%     10.30%     14.84%     15.15%      11.44%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
  Portfolio
   Turnover
   Rate...........      103%        103%      103%        103%      86.20%     176.40%    121.51%     57.48%    156.23%      39.63%
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------
                    --------   --------   --------   --------   ---------   ---------   --------   --------   --------   ---------

--------------------------------------------------------------------------------

NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND

                                                                           YEAR ENDED OCTOBER 31,
                                          -----------------------------------------------------------------------------------------
                                                                                                   1994
                                                                                       ----------------------------
                                                     1995                     CLASS A              CLASS B             CLASS C
                                          ---------------------------          FROM                 FROM                FROM
                                          CLASS A   CLASS B   CLASS C         11/8/93              2/9/94              3/21/94
                                          -------   -------   -------   -------------------   -----------------   -----------------
Net Asset Value beginning of period.....  $ 4.41    $ 4.41    $ 4.41    $        5.00         $       5.20        $       5.06
Income from investment operations:
  Net investment income (loss)..........     .48       .45       .44             0.41                 0.33                0.26
  Net realized and unrealized gain
   (loss)...............................     .07       .06       .09            (0.60)               (0.80)              (0.65)
                                          -------   -------   -------          ------               ------              ------
  Total from investment operations......     .55       .51       .53            (0.19)               (0.47)              (0.39)
                                          -------   -------   -------          ------               ------              ------
Less distributions:
  Dividends (from net investment
   income)..............................   (0.48)    (0.45)    (0.45)           (0.40)               (0.32)              (0.26)
                                          -------   -------   -------          ------               ------              ------
Net Asset Value end of period...........  $ 4.48    $ 4.47    $ 4.49    $        4.41         $       4.41        $       4.41
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
Total Return (excluding sales charge)...   13.02%    11.97%    12.44%           (4.11)%              (9.30)%             (7.21)%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
Ratios/Supplemental Data:
  Net assets end of period (in
   thousands)...........................  88,552    96,362    11,011           50,797               25,880               2,330
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of expenses to average net
   assets...............................    1.55%     2.25%     2.27%            1.50%                2.20%               2.20%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of expense reimbursement to
   average net assets...................       0%        0%        0%            0.11%                0.20%               0.99%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Ratio of net investment income to
   average net assets...................   10.90%    10.20%    10.18%           10.09%                9.72%               9.46%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------
  Portfolio Turnover Rate...............     145%      145%      145%             163%                 163%                163%
                                          -------   -------   -------          ------               ------              ------
                                          -------   -------   -------          ------               ------              ------

------------------------------
(1) Total returns for 1986 for the Government Securities, Growth, Income, and Special Funds (1989 for the High Yield Fund and 1994 for Strategic Income
     Fund) represent actual, not annualized, percentages. Unaudited prior to 1992.

(2)  Represents  distribution  in  excess  of  net  investment  income  due   to
     differences in book and tax income.

(3) Reflects ratio that would have existed, in the case of the Government Securities Fund, had the former Adviser not elected to waive 0.20% of its investment advisory fee effective January 1, 1989, and, in the case of the High Yield, Special and Strategic Income Funds, had the former Adviser or its affiliates not reimbursed such Funds for a portion of their expenses.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
----------------------------------------------------------------------
  Each Fund has its own investment objective and policies, and each utilizes specific investment techniques to achieve its objective. Each of the Funds is diversified, which is a means of reducing risk by investing the Fund's assets in a broad range of securities designed to meet the Fund's objectives. The objectives and policies of each Fund can be expected to affect the investment return of such Fund and the degree of market and financial risk to which such Fund is exposed. The percentage limitations included in these policies apply only at the time of purchase. Policies and objectives that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the investment objective for each Fund other than the Income and Growth Fund and High Total Return Fund are not fundamental and may be changed by the Fund's Trustees without shareholder approval. Shareholders of those Funds will be notified at least thirty days in advance of a change in the investment objective of a Fund, and will be notified of any other material changes. If there is a change to a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial goals. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. There can, of course, be no guarantee that the investment objective of any of the Funds will be achieved, due to the uncertainty inherent in all investments.


  NORTHSTAR ADVANTAGE SPECIAL FUND. The Fund's investment objective is capital appreciation. The Fund invests in a diversified portfolio of equity securities selected on the basis of their potential for growth. The Fund invests in equity securities of companies which are listed on domestic securities exchanges or are traded in the over-the-counter markets. However, the Fund may, to a limited extent, invest in securities traded in markets outside the U.S. Securities purchased by the Fund are primarily issues of smaller, lesser-known companies. While the Fund does not limit itself to smaller companies, many of its investments are in small, emerging growth companies. Small companies are those, for example, with annual revenues of less than $500 million. Emerging growth companies are those that, while still in the developmental stage, have demonstrated, or are expected to achieve, growth of earnings over major business cycles. Smaller, less established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.



  Equity securities in which the Fund may invest consist of common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of which may be in issuers whose securities are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."



  NORTHSTAR ADVANTAGE GROWTH FUND. The Fund's investment objective is long-term growth of capital. Under normal conditions, at least 65% of the Fund's total assets will be invested in securities purchased for their prospects for capital appreciation. The Fund invests principally in common stocks of companies which are listed on the domestic securities exchanges or are traded in the domestic over-the-counter markets, but may, to a limited extent, invest in securities traded in markets outside the U.S. The Fund also may invest in preferred stocks and convertible securities issued by such companies.



  The Fund invests in industries and companies which, in the opinion of the Adviser, have potential for capital growth and selects securities of companies with records of above-average earnings growth or companies which, in its view, are substantially undervalued in relation to assets. Some of the equity securities in which the Fund invests may be speculative and involve substantial risk, since they may experience significant price fluctuations in both rising and declining markets. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more than 10% of which may be invested in issuers that are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."



  NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND. The Fund's investment objective is to seek current income balanced with the objective of achieving capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in income-producing securities. In seeking to achieve its objective, the Fund will invest in equity securities of domestic and foreign issuers that have prospects for dividend income and growth of capital, convertible securities, and selected debt securities of domestic and foreign private and government issuers. These debt securities would include U.S. Government obligations, foreign and domestic investment grade bonds, and bonds issued by foreign governments considered stable by the Adviser and supported through the authority to levy taxes by national state or provincial governments or similar political subdivisions. The proportion of holdings in common stocks, preferred stocks, other equity-related securities, and debt securities will vary in accordance with the level of return that can be achieved from these various types of securities. Securities are also purchased on the basis of fundamental attraction regarding capital appreciation prospects. In this way, income is "balanced" with capital. The Fund invests in equity securities that are listed primarily on the New York Stock Exchange or American Stock Exchange or that are traded in the over-the-counter market. Equity and equity-related securities purchased by the Fund will typically be of large well-established companies, but may also include to a lesser extent small capitalization companies selected for their growth potential. Under normal conditions, the Fund does not intend to invest more than 30% of its assets in convertible securities. Debt securities purchased by the Fund will only be securities rated investment grade (I.E., in the top four rating categories of Moodys or S&P) at the time of purchase. Securities that are in the lowest investment grade debt category may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities. In the event that an existing holding is downgraded to below investment grade, the Fund may nevertheless retain the security.



  The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of which shall be in issuers whose securities are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."



  NORTHSTAR ADVANTAGE INCOME FUND. The Fund's primary investment objective is income. As a secondary objective, the Fund seeks capital appreciation. The Fund invests in debt securities and equity securities of companies which are listed or traded on domestic securities exchanges or in the over-the-counter market, but may to a limited extent, invest in securities traded in markets outside the U.S. Under normal market conditions, at least 65% of the Fund's total assets will be invested in income-producing securities. Up to 25% of the Fund's assets may be invested in debt securities rated below investment grade (i.e. rated lower than Baa by Moody's or BBB by S&P), or which are not rated, but normally will not invest in securities rated below B by Moody's or S&P. These securities are considered speculative investments and generally involve greater risk, including the risk of loss of income and principal, than higher-rated securities. In addition, the yield and price of a lower-rated security may tend to fluctuate more than the yield and price of a higher-rated security. Investment in these securities involves special risks outlined below under the heading "Risk Factors -- High Yield Securities" and in the Appendix. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more that 10% of which may be invested in issuers that are not listed on a U.S. securities exchange. See "Risk Factors -- Foreign Investments."



  Equity securities include common and preferred stocks, warrants or rights to purchase such stock, and securities convertible into such stock. Debt securities may be of any maturity and pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero coupon securities, that do not pay interest but rather are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.



  NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND. The investment objective of the Fund is to achieve a high level of current income and to conserve principal by investing primarily in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities").



  U.S. Government Securities include U.S. Treasury obligations and obligations of agencies and instrumentalities of the U.S. Government. The Fund may at various times have all or substantially all of its assets in U.S. Government Securities issued by a single agency or instrumentality. Some U.S. Government Securities, such as U.S. Treasury obligations, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Securities of an instrumentality are not insured by the U.S. Government and there can be no assurance that the U.S. Government will support an instrumentality it sponsors. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Government Securities Fund will invest in the securities issued by such an instrumentality only when the Adviser determines that the credit risk with respect to the instrumentality does not make the securities of the instrumentality unsuitable investments. The Adviser does not intend to invest in excess of 35% of the Fund's assets in securities not supported by the full faith and credit of the United States, nor does it intend to invest more than 20% of the portfolio in securities issued by any single instrumentality not supported by the full faith and credit of the United States.

  Securities of the sort owned by the Fund generally possess a high degree of dependability with respect to timely payment of principal and interest. However, such securities fluctuate in market price (but not in ultimate repayment amount), primarily with interest rate levels and trends, rising when interest rates decline and declining when interest rates rise. Consequently, the Fund's net asset value will fluctuate in response to changing interest rates. The Fund may invest in U.S. Government Securities of varying maturities and duration, and the portfolio at times may hold a significant portion of its assets in securities with longer durations. Long duration securities have greater price movements in response to interest rate changes than movements in shorter duration securities and may impact the Fund's net asset value accordingly. The Adviser's determination of average duration reflects its outlook on interest rates as well as its determination of best relative value in making investments. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgage loans. Fluctuating prepayments of principal may result from the refinancing or foreclosure of the underlying mortgage loans. Because of the prepayment risks, these securities may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.



  The Fund may invest in zero coupon treasury securities which consist of stripped interest or principal components of U.S. Treasury bonds or notes ("STRIPs"). STRIPs involve the separation of the corpus (face amount) of the bond or note from the coupon (interest portion). The U.S. Treasury redeems the bond or note corpus (zero coupon bond or note) for the face value thereof at maturity and redeems the stripped coupon (interest portion) beginning at the date specified thereon. Zero coupon Treasury securities pay no interest to holders during their life and usually trade at a deep discount from their face or par value. They are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity. Stripped interests in U.S. Treasury securities that are not issued through the U.S. Treasury's STRIPs program are not considered to be U.S. Government Securities. The Fund will accrue and distribute income from zero coupon securities on a current basis and may have to sell securities to generate cash for distributions.



  The Fund's assets will be managed so that the Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and rules and regulations established by the National Credit Union Administration. To the extent that any investment or investment practice under the Fund's investment policies described herein or in the Statement of Additional Information are not permissible for federal credit unions, the Fund shall refrain from purchasing such investment or engaging in such practice. The Fund will notify shareholders 60 days before making any change to this policy. THE GOVERNMENT SECURITIES FUND'S SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES, OR BY ANY OTHER PERSON OR ENTITY.



  NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND. The Fund seeks high current income. The Fund will, under normal market conditions, allocate its investments among the three fixed income securities markets described below. The Adviser believes that allocation of the Fund's investments among the three sectors will better enable the Fund to achieve its objective and may reduce investment risk and volatility. The Fund will, under normal market conditions, maintain at least 20% of its total assets in each of the three sectors and may not invest more than 60% of its total assets in any one sector, and have substantially all of the Fund's assets invested in the three market sectors. No more than 60% of the Fund's assets may be invested in foreign issuers across all sectors. In the past, the markets for U.S. Government Securities, high yield corporate fixed income securities and debt securities of foreign issuers have tended to move independently of each other and have at times moved in opposite directions. There is no assurance that they will continue to do so in the future. The Adviser believes that when financial markets exhibit a lack of correlation, the ability to respond strategically to market forces by allocating the Fund's assets among the sectors should result in lower price volatility than would be experienced by investing exclusively in any one of the markets. See "Risk Factors -- High Yield Securities and Foreign Investments."



  The Adviser will determine the amount of assets to be allocated to each sector based on its assessment of the maximum level of current income that can be achieved without incurring undue risks to principal value. In making this allocation, the Adviser will rely on its analysis of economic conditions, interest rate risk, currency risk and its analysis of opportunities in each sector based on current and historical market data. The Adviser will continuously review its allocations and make adjustments as it deems appropriate. The Fund's assets allocated to each sector will be managed in accordance with the investment policies described below.



  THE U.S. GOVERNMENT SECURITIES SECTOR. U.S. Government Securities are considered among the most creditworthy of fixed income securities. For a description of U.S Government Securities and their characteristics, including mortgage-backed securities, see "Northstar Advantage Government Securities Fund." The Fund may invest all or substantially all of this sector's assets in U.S.

Government Securities issued by a single agency or instrumentality. The Fund may invest in varying maturities and may adjust the average maturity of the investments held by the Fund from time to time based upon the Adviser's assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.



  THE HIGH YIELD SECTOR. The High Yield sector will invest predominantly in high yielding, higher risk, lower-rated or nonrated foreign government fixed income securities and corporate fixed income securities traded in the U.S. high yield corporate market. These securities are rated below investment grade (I.E., rated below Baa by Moody's or below BBB by S&P). The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in nonrated securities deemed to be of equivalent standing by the Adviser) and up to 10% of the Fund's assets allocated to this sector may be in the lowest rating categories (C by Moody's and D by S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to greater market fluctuations, and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated debt instruments. Investment in these securities involves special risks. See, "Risk Factors -- High Yield Securities" and the Appendix.



  The Adviser will attempt to maximize income and reduce risk within the High Yield sector through diversification of the sector's portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate developments. The Fund will not necessarily invest in the highest yielding securities available if, in the Adviser's view, the differences in yield are not sufficient to justify the accompanying higher risks, and may invest in securities rated investment grade at the time of purchase.



  The foreign government securities rated below investment grade in which the Fund invests include securities issued or guaranteed by foreign national, provincial, state or other governments with taxing power, or their agencies or instrumentalities, and include securities issued by developing countries and issuers located in developing countries. Such foreign government securities may be denominated in U.S. dollars or other currencies. In selecting and allocating assets among the countries in which the Fund will invest, the Adviser will develop a long-term view of those countries and will engage in an analysis of sovereign risk by focusing on factors such as a country's public finances, monetary policy, external accounts, financial markets, stability of exchange rate policy and labor conditions.



  The high yield securities in which the Fund may invest will consist predominantly of bonds, but may include to a lesser extent preferred stocks and securities convertible into or exchangeable for equity securities, or which carry the right, in the form of a warrant or as part of a unit with the security, to acquire equity securities. The Fund intends to purchase such securities for their yield characteristics rather than for the purpose of exercising the associated rights to obtain equity securities. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in debt securities issued at a discount to face value, including zero coupon securities, and securities that pay interest, at the issuer's option, in additional securities (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.



  The  High  Yield sector  may  also invest  in  participations in  (i) entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments of emerging market countries ("Sovereign Debt Obligations"), and (ii) loans between foreign governments and financial institutions. Sovereign Debt Obligations held by the Fund generally will not be traded on securities exchanges. The Fund may invest in Sovereign Debt Obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are dollar denominated), and they are actively traded in the over-the-counter secondary market. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds.



  The Fund's investments in loans are expected in most instances to be in the form of loan participations and loan assignments from third parties. The Fund may invest up to 15% of its net assets in participations, assignments and other illiquid investments. See "Illiquid Securities." Both the government that is the borrower on the loan and the bank selling the participation or assignment will be considered to be the issuer of the participation or assignment, and the Fund will acquire participations only if the lender has total assets of more than $25 billion and its senior unsecured debt is rated Baa or higher by Moody's or BBB or higher by S&P.

  THE INTERNATIONAL SECTOR. The International Sector will invest in investment grade (I.E . rated Baa or better by Moody's or BBB or better by S&P, or in unrated securities that the Adviser determines to be of equivalent quality) debt obligations, and other fixed income securities denominated in U.S. dollars and other currencies (i) issued or guaranteed by foreign national, provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities; and (ii) of supranational entities (described below). The Fund may invest in any country where the Adviser believes there is the potential for income.



  Debt obligations may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the World Bank, the Inter-American Development Bank and the European Bank for Reconstruction and Development.



  NORTHSTAR ADVANTAGE HIGH YIELD FUND. The investment objective of the Fund is high current income. The Fund normally will be invested substantially in long-term and intermediate-term fixed income securities, with emphasis on high yield-high risk, lower-rated or nonrated corporate debt instruments of U.S. and foreign issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high yield bonds. The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in securities which are not rated but are considered to be of equivalent quality by the Adviser), and may invest up to 1% of its assets in the lowest rating categories (C for Moody's and D for S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to special risks, typically are subject to greater market fluctuations and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer. See, "Risk Factors -- High Yield Securities" and the Appendix. The Adviser will attempt to maximize income and reduce risk through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate developments.



  The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero-coupon securities, which do not pay interest but rather are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.



  The Fund may invest up to 35% of its assets in securities of foreign issuers, 10% of which may be of issuers which are not traded on a U.S. securities exchange. See "Risk Factors -- Foreign Investments." The Fund may invest up to 25% of its assets in equity or equity-related securities, such as preferred stocks (which may or may not have a dividend yield), convertible securities or rights or warrants associated with debt instruments.



  NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND. The investment objective of the Fund is to seek high income. As an investment policy, the Fund, while investing in income producing securities, will seek to maximize total return from a combination of income and capital appreciation. The Fund, will pursue this policy by taking advantage of equity participations, market developments, yield disparities and variations in the creditworthiness of issuers.



  Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers, which involve special risks and are predominantly speculative in character. The Fund may invest up to 35% of its assets in non-U.S. Dollar denominated securities. Investments in securities offering the high current income sought by the Fund, while generally providing greater income and potential opportunity for gain than investments in higher rated securities, also entail greater risk. The value of high yield securities (and therefore the net asset value per share of the Fund) can be expected to increase or decrease in response to changes in interest rates, real or perceived changes in the credit risks associated with its portfolio investments, and other factors affecting the credit markets generally. The Fund is subject to a limit of 50% of its assets in securities of foreign issuers, including a limit of 35% of such assets in emerging market debt Emerging Markets are countries whose sovereign bonds generally are rated below investment grade and whose financial markets are not well-developed. The Fund intends to restrict its investments in emerging markets to those with sound economies that are expected to experience strong growth with controlled inflation, and therefore higher-than-average returns, over time. See "Risk Factors -- Foreign Investments."


  Most of the debt securities in which the Fund invests are lower rated, and may include bonds in the lowest rating categories (C for Moody's and D for S&P) and unrated bonds. Most of the securities will be rated at least Caa by Moody's or at least CCC by S&P, or if not rated, are of equivalent quality in the opinion of the Adviser. The Fund may invest up to 10%, and hold up to 25%, of its assets in securities rated below Caa in the case of Moody's or CCC by S&P. Such debt securities are highly speculative and may be in default of payment of interest and/or repayment of principal may be in arrears. The issuers of such debt securities may be involved in bankruptcy or reorganization proceedings and/or may be restructuring outstanding debt. Investing in bankrupt and troubled companies involves special risks. See "Risk Factors -- High Yield Securities" and the Appendix.

  The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero-coupon securities, which do not pay interest but, rather, are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions. To a lesser extent the Fund may invest in equity or equity-related securities, including common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. Typically the Fund would purchase a high yield security that is convertible or exchangeable for equity securities, or which carries the right in the form of a warrant or as part of a unit with the security to acquire equity securities. The Fund would ordinarily purchase these securities for their yield characteristics or capital appreciation potential.

                                  RISK FACTORS

----------------------------------------------------------------------

  HIGH YIELD SECURITIES. Each of the Strategic Income Fund, High Yield Fund, Income Fund and High Total Return Fund may invest in higher yielding securities that carry lower investment grade ratings. These high yield high-risk securities are rated below investment grade by the primary rating agencies (Moody's and S&P). See the Appendix for a description of bond rating categories. The value of lower rated securities generally is more dependent on the ability of the company to meet interest and principal payments than is the case for higher rated securities. Conversely, the value of higher rated securities may be more sensitive to interest rate movements than lower rated securities. Companies issuing high yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments. In addition, the market for lower rated securities is generally less liquid than the market for higher rated securities, and adverse publicity and investor perceptions may also have a greater negative impact on the market for these securities.


  Companies issuing high yield bonds are more vulnerable to real or perceived economic changes (such as rising interest rates), political changes or adverse developments specific to the company. Adverse economic, political or other developments may impair the company's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the company is highly leveraged. In the event of a default, a Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

  Weighted average composition of the following Funds' portfolios at the end of their 1995 fiscal year was:


                                                            STRATEGIC                  HIGH TOTAL
                                                             INCOME       HIGH YIELD     RETURN      INCOME
                                                         ---------------  -----------  ----------  ----------

Investment Grade.......................................           --%             --%           %       17.7%
BB.....................................................         26.8            37.1        21.8        16.2
B......................................................         29.5            60.2        51.3         5.0
CCC....................................................           --             1.4         7.7
CC.....................................................           --              --          --
C......................................................           --              --          --
D......................................................           --              --          --
Nonrated...............................................          4.3             1.3        15.2         4.4
U.S. Governments, equities, and other..................         39.4              --         4.0        56.7
                                                              ------      -----------  ----------  ----------
TOTAL..................................................          100%            100%        100%        100%
                                                              ------      -----------  ----------  ----------
                                                              ------      -----------  ----------  ----------


  This table does not reflect the current or future composition of any of the Fund's portfolios.

  FOREIGN INVESTMENTS. Each Fund, except the U.S. Government Securities Fund, may invest in securities of foreign issuers. Securities of some foreign companies and governments may be traded in the U.S., but many foreign securities are traded primarily in foreign markets. In addition to generally higher transaction costs associated with foreign investing, risks of foreign investing include:

  CURRENCY RISKS. A Fund must buy the local currency when its buys a foreign security, and it sells local currency when it sells the security. The value of a foreign security held by the Fund will be affected by the value of the local currency relative to the U.S. dollar, causing the Fund to lose money at times, despite an increase in the value of the security.

  POLITICAL AND ECONOMIC RISK. Political and economic risks may exist, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

  REGULATORY RISK. There is generally less government supervision of foreign markets, and issuers are not subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There also may be less publicly available information about foreign issuers.

                          OTHER INVESTMENT TECHNIQUES
----------------------------------------------------------------------
  Unless otherwise stated, each of the following strategies and techniques may be utilized by each of the Funds. The Funds may, but do not currently intend to, engage in certain additional investment techniques not described in this Prospectus. These techniques and additional information on the securities and techniques described in the Prospectus are contained in the Statement of Additional Information.

  OPTIONS AND FUTURES TRANSACTIONS. Each Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies, and forward contracts (collectively "derivative instruments"). The Funds intend to use derivative instruments primarily to hedge the value of their portfolios against potential adverse movements in securities price, foreign currency markets or interest rates. To a limited extent, the Funds may also use derivative instruments for non-hedging purposes such as increasing a Fund's income or otherwise enhancing return. When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or portfolio securities to "cover" the Fund's position. Assets segregated or set aside may limit the Fund's portfolio management activities while the Fund maintains the positions, which could diminish the Fund's return due to foregoing other potential investments with such assets.

  The use of options and futures strategies involves certain other risks, including the risk that no liquid market will exist and that the Fund will be unable to effect closing transactions at any particular time or at an acceptable price, and the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. The successful use of options and futures strategies depends on the ability of the Adviser to forecast correctly rate movements and general stock market price movements. Expenses and losses incurred as a result of these hedging strategies will reduce the current return of the Fund. See the Statement of Additional Information.


  REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, either for temporary defensive purposes or to generate income from its cash balances. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters into bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Repurchase agreements maturing more than seven days in the future are considered illiquid, and a Fund will invest no more than 5% of its net assets in such repurchase agreements at any time. Each Fund, under normal market conditions, does not intend to invest more than 15% of its assets in repurchase agreements.


  WHEN ISSUED SECURITIES. The Funds may acquire securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure could deprive the Fund of an advantageous yield or price.

These contracts may be considered securities and involve risk to the extent that the value of the underlying security changes prior to settlement. A Fund may realize short-term profits or losses if the contracts are sold. Transactions in when-issued securities may be limited by certain Internal Revenue Code requirements.

  ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities or private placements. An illiquid security is a security that cannot be sold quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. The Adviser may determine that securities that cannot be sold to the U.S. public, but that can be sold to institutional investors ("Rule 144A" securities) or on foreign markets, are liquid, following guidelines established by the Trustees of each Fund.


  TRADING AND PORTFOLIO TURNOVER. Each Fund generally intends to purchase securities for long-term investment. However, a Fund may purchase a security in anticipation of relatively short-term price gains and short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. Portfolio turnover rates are usually not a factor in making buy and sell decisions. A Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in yield or price. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Short term trading may also be restricted by certain tax rules.



  TEMPORARY INVESTMENTS. In periods of unusual market conditions, for temporary and defensive purposes, when the Adviser considers it appropriate, a Fund may maintain part or all of its assets in cash, or may invest part or all of its assets in U.S. government securities, commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.



  INVESTMENT   RESTRICTIONS.    For  information   on  certain  fundamental  and
non-fundamental investment restrictions applicable to each Fund, see "Investment Restrictions" in the Statement of Additional Information.


                            PERFORMANCE INFORMATION
----------------------------------------------------------------------
  The Funds may, from time to time, include their yield and total returns in advertisements or reports to shareholders or prospective investors. Both yield and total return figures are computed separately for each class of shares of each Fund in accordance with formulas specified by the Securities and Exchange Commission. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The yield for each class of a Fund (which shows the rate of income a Fund earned on its investment as a percentage of a Fund's share price) will be computed by dividing (a) net investment income over a 30-day period by (b) an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share or the maximum redemption price per share) at the end of the period, as appropriate, all in accordance with applicable regulatory requirements. Such amounts will be compounded for six months and then annualized for a twelve-month period to derive the yield of each class.

  Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the class of shares over a period of 1, 5 and 10 years (or up to the life of the class of shares). Total return is the percentage increase or decrease in the value of an investment over a stated period of time. Standardized total return quotations reflect the deduction of a proportional share of expenses (on an annual basis) of a class, deduction of the maximum initial sales load or the maximum CDSC applicable to a complete redemption of the investment, as appropriate, and assume that all dividends and distributions are reinvested when paid. The Funds also may quote a supplementary rate of total return over different periods of time or by non-standardized means.

  Performance for Class B and Class C shares typically will be less favorable than that for Class A and Class T shares due to the higher expense ratios for Class B and Class C shares. Performance for Class T shares will be less favorable than Class A shares due to higher distribution and service fees. For a complete description of the methods used to determine yield and total return for the Funds, see the Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED
----------------------------------------------------------------------
  All purchases, redemptions and exchanges are processed at the net asset value ("NAV") per share next calculated after your request is received and approved. In order to receive a day's price, your order must be received by 4:00 p.m. EST. NAV fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. EST) each day the Exchange is open. NAV is computed by dividing the total value of a Fund's securities and other assets, less all liabilities, by the total number of shares outstanding. The specific expenses borne by each class of shares will be deducted from that class and will result in different NAVs and dividend payments. The NAV of a Class B, Class C or Class T share will generally be lower than that of a Class A share because of the higher distribution fees or certain other class specific expenses borne by these classes. However, the net asset value per share of each class will tend to converge immediately after the payment of dividends.

  Under normal market conditions, daily prices for securities are obtained from independent pricing services determined by them in accordance with the Registration Statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS
----------------------------------------------------------------------
  THE TRUSTEES. The Trustees of each Fund ("Trustees") oversee the operations of the Fund and perform the various duties imposed on trustees by the laws of the Commonwealth of Massachusetts and the 1940 Act. The Trustees meet quarterly to review the Funds' investment policies, performance, expenses and other business affairs and elect the officers of each Fund annually. The Trustees delegate day to day management of the Funds to the officers of the respective Funds.

  THE ADVISER AND AFFILIATED SERVICE PROVIDERS. Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the investment adviser to each Fund. In this capacity, the Adviser, subject to the authority of the Trustees, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of the Funds' portfolios. Northstar Administrators Corporation, an affiliate of the Adviser, furnishes certain administrative, compliance and accounting services to each Fund. Employees of the Adviser and Administrator serve as officers of the Funds, and the Adviser provides office space for the Funds and pays the salaries of all Fund officers and Trustees who are affiliated with the Adviser. Northstar Distributors, Inc., also an affiliate of the Adviser, serves as principal underwriter of the shares of each Fund, conducting a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public through investment dealers.


  The Adviser and its affiliates are indirect, majority owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar's address is 20 Washington Avenue South, Minneapolis, MN 55401. Combined minority interests held by members of senior management currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life and health insurance businesses. Through Northwestern National Life Insurance Company and other subsidiaries, ReliaStar issues and distributes individual life insurance, annuities and mutual funds, group life and health insurance and life and health reinsurance, and provides related investment management services. Prior to June 2, 1995, the Northstar Advantage Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds were managed by Boston Security Counsellors, Inc. ("BSC").



  The Adviser's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.75% on the first $250 million of each Fund's average daily net assets in the case of the Northstar Advantage Income and Growth and High Total Return Funds, scaled down to 0.55% for assets over $1 billion, and at the following rates for the other Northstar Advantage Funds: Government Securities Fund -- 0.65%; High Yield Fund -- 0.45%; Income Fund -- 0.65%; Growth Fund -- 0.75%; Special Fund -- 0.75%; Strategic Income Fund -- 0.65% (each of which may be subject to voluntary waiver or reimbursement by the Adviser). The investment advisory fees paid by Income and Growth Fund, High Total Return Fund, Growth Fund and Special Fund are higher than the fees paid by most mutual funds. The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable monthly at an annual rate of .10% of each Fund's average daily net assets. The Administrator also charges an annual account service fee of $5.00 for each account of beneficial holders of shares in a Fund for providing certain shareholder services and assisting broker-dealers in servicing Fund accounts. Until June 2, 1997 the Administrator will receive no administrative or account fees from the Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds.

  The Adviser places all orders for the purchase and sale of portfolio securities. In selecting brokers, the Adviser may consider research and brokerage services furnished to it. The Adviser also advises other accounts that may purchase and hold securities in which the Funds may invest and certain persons affiliated with the Adviser may purchase and hold, directly or indirectly, securities in which the Funds or other accounts invest, subject to internal guidelines regarding conflicts of interest. In allocating trades among accounts for which the Adviser recommends the purchase or sale of the same security, the Adviser follows procedures designed to ensure that such trades are executed on a basis that is fair and equitable to each account.



  INVESTMENT PERSONNEL OF ADVISER. Thomas Ole Dial has served as portfolio manager of the High Total Return Fund since its inception in November 1993, and, since October 1995 as co-manager of the Strategic Income Fund. Mr. Dial is a Vice President of each Fund and Executive Vice President and Chief Investment Officer -- Fixed Income of the Adviser. Mr. Dial also serves as manager of the Northstar High Yield Bond Fund and Northstar Multi-Sector Bond Fund, series of a separate open-end management investment company sponsored by the Adviser. Prior to employment by the Adviser in October 1993, Mr. Dial served as Executive Vice President and Chief Investment Officer -- Fixed Income of National Securities & Research Corporation, and as portfolio manager for National Bond Fund, National Asset Reserve, and National Multi-Sector Fixed Income Fund. Prior to National, Mr. Dial managed high yield securities portfolios through Dial Capital Management and various financial institutions. Mr. Dial also manages investments for T.D. Partners, a limited partnership for which the Adviser serves as subadviser.



  Ernest Mysogland has served as portfolio manager of the Income and Growth Fund since its inception in November 1993. Mr. Mysogland is a Vice President of the Fund and Executive Vice President and Chief Investment Officer -- Equities of the Adviser. Mr. Mysogland also serves as manager of the Northstar Income and Growth Fund, and prior to February 1, 1996, served as a manager of the Northstar Growth Fund, series of a separate open-end management investment company sponsored by the Adviser. Prior to employment by the Adviser, Mr. Mysogland served as Senior Vice President and Chief Investment Officer -- Equities for National Securities and Research Corporation ("National"), and was portfolio manager for National Income and Growth Fund, National Total Return Fund, and National Worldwide Opportunities Fund. Prior to National, Mr. Mysogland served as an investment manager for Reinoso Asset Management, Gintel Equity Management, L.F. Rothschild Asset Management, Wertheim Asset Management and Kemper Financial Services.



  Geoffrey Wadsworth has served as portfolio manager of the Growth Fund since January 1996 and served as co-manager of the Income and Growth Fund from inception through January 1996. Mr. Wadsworth is a Vice President of the Funds and the Adviser. He was formerly a Vice President of National, serving as portfolio manager of the National Stock Fund, and assistant manager of National's other equity funds.


  Margaret D. Patel is the portfolio manager of the Government Securities Fund and the Income Fund. Ms. Patel is a Vice President of the Funds and of the Adviser and, prior to June 2, 1995, was Senior Vice President of BSC. She has been primarily responsible for the day-to-day management of the Government Securities Fund since 1988, and of the Income Fund since October 1995.

  Prescott B. Crocker, C.F.A., is the portfolio manager of the High Yield Fund and co-manager of the Strategic Income Fund. Mr. Crocker is a Vice President of the Funds and of the Adviser and, until June 2, 1995, was Senior Vice President and Director of Fixed Income Investments at BSC. Prior to joining BSC in 1993, Mr. Crocker served for eighteen years in various capacities, including Group Head for corporate and international fixed income, at Colonial Management Associates, Inc. He has been primarily responsible for the day-to-day management of the High Yield Fund since December 1993, and for the Strategic Income Fund since its inception in 1994.


  SUBADVISER; INVESTMENT PERSONNEL OF SUBADVISER. Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1996, between the Adviser and Navellier. Navellier is a newly-formed company which is wholly-owned by Louis G. Navellier. The principal address of Navellier is 920 Incline Way, Incline Village, NV 89450. Mr. Navellier, who has managed investments since 1986, is also the sole shareholder of two other registered investment advisory firms which, on a combined basis, manage approximately $1.2 billion of assets for individuals, institutions and a Navellier-sponsored open-end management investment company, the Navellier Series Fund. Louis G. Navellier will serve as portfolio manager for the Fund, with primary responsibility for the day-to-day investment management. For its services, Navellier will receive a fee equal to 0.48% of the average daily net assets of the Fund. The Adviser is responsible for overseeing the investment management provided by Navellier, and assumes all costs and expenses of the subadvisory arrangement.


  OTHER SERVICE PROVIDERS. The custodian for the Income and Growth and High Total Return Funds is Custodial Trust Company, a bank organized under the laws of New Jersey, located at 101 Carnegie Center, Princeton, New Jersey 08540-6231. The custodian and fund accounting agent for the Special, Growth, Income, High Yield, Strategic Income and Government Securities Funds is State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110. The transfer agent and Blue Sky administrator for all Funds, and the fund accounting agent for the Income and Growth and High Total Return Funds, is First Data Investor Services Group ("First Data" or the "Transfer Agent"), located at One Exchange Place, Boston, Massachusetts, 02109. Advest Transfer Services, Inc., One Commercial Plaza, 280 Trumbull Street, Hartford, Connecticut 06103, serves as the sub-transfer agent for the Funds offering Class T shares.

                             HOW TO PURCHASE SHARES
----------------------------------------------------------------------
  Each Fund continuously offers three classes of shares. Each class is described below under "Alternative Purchase Arrangements." Shares of each Fund, excluding Class T shares, may be purchased from the Fund or from investment dealers having a sales agreement with the Underwriter. Orders received in good form prior to 4:00 p.m. Eastern time or placed with a financial service firm before such time and transmitted before the Fund processes that day's share transactions, will be processed at that day's closing NAV, plus any applicable sales charge. The minimum initial purchase is $2,500, except IRA accounts, for which the minimum is $250; additional investments for as little as $100 ($25 for IRA accounts) may be made at any time through an investment dealer or by sending a check payable to The Northstar Advantage Funds, c/o First Data Investor Services, P.O. Box 9756, Providence, RI 02940, for the purchase of full and fractional shares. Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Funds and certificate holders may not participate in certain shareholder services, such as telephone exchanges and redemptions, check-writing and the withdrawal program. Certificates will be issued only upon written request. Shareholders requesting certificates may incur a fee for lost or stolen certificates and no certificates are issued for fractional shares (which shares remain in the shareholder's account in book entry form). The Fund or the Underwriter may refuse any purchase order for shares.

  At various times, the Underwriter implements programs under which (a) a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which (b) the Underwriter will reallow an amount not exceeding the total applicable sales charges on the sales generated by the dealer during such programs to any dealer that (i) sponsors sales contests or recognition programs conforming to criteria established by the Underwriter or
(ii) participates in sales programs sponsored by the Underwriter. Pursuant to a Purchase Agreement that was entered into in connection with the assumption of management of the Funds by the Adviser, the Underwriter has agreed to provide Advest, Inc. ("Advest") with certain additional compensation until June 2, 1998. Any additional compensation is payable annually and is based upon (a)(i) the level of sales by Advest of shares of the Funds during each year and (ii) the rate of redemption of Class T shares during such year and (b) the level of sales of those Funds previously distributed through Advest by persons other than Advest. Such compensation, which is paid out of the assets of the Underwriter and not the Funds, is in addition to the compensation otherwise payable to a dealer in connection with sale of the Funds' shares. Sales personnel of broker-dealers distributing shares of the Funds may receive differing compensation for selling different classes of shares.

                         ALTERNATIVE SALES ARRANGEMENTS
----------------------------------------------------------------------
  The alternative purchase arrangements permit an investor to choose among three methods (each a class) of purchasing shares. Each class is described below. Which class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments qualifying for a reduced Class A sales charge avoid the higher distribution fee. Investments in Class B and Class C shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Please consult your financial service firm.

  Prior to June 5, 1995, the Growth, Special, Income, Government Securities, High Yield and Strategic Income Funds each offered only one Class of shares, currently designated as "Class T" shares. Class T shares are no longer offered for sale by a Fund, except in connection with reinvestment of dividends and other distributions, upon exchanges of Class T shares of another Fund, and upon exchange of shares from the Class T Account of the Money Market Portfolio. When Class T shares are redeemed within four years after their purchase, a contingent deferred sales load will be imposed at rates declining from a maximum of 4% of the lesser of the net asset value or total cost of shares redeemed within a year of purchase to 1% of such amount for shares redeemed after three years.


  All contingent deferred sales charges are deducted from the redemption proceeds, not the amount remaining in the account. No contingent deferred sales charge is imposed on shares acquired through reinvestment of dividends and distributions, or on amounts representing appreciation. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Accordingly, in determining whether a contingent deferred sales charge will be payable and, if so, the percentage charge applicable, shares acquired through reinvestment and then shares held the longest will be considered the first to be redeemed.

  Class B and Class T shares automatically convert to Class A shares after eight years from purchase in the case of Class B shares, and on the later of May 31, 1998 or eight years after purchase in the case of Class T shares. The purpose of the conversion is to relieve the holders from the burden of higher distribution fees once the Underwriter had been reimbursed for most of its distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B or Class T shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B or Class T shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B or Class T shares in the subaccount will also convert to Class A.


  As set forth below, the initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with other Northstar Advantage Funds. See the Statement of Additional Information for more details regarding waivers and purchases at net asset value.



  Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described below.



  RIGHTS OF ACCUMULATION. A Purchaser may qualify for reduced initial sales charges based upon the Purchaser's existing investment in shares of the Funds at the time of purchase. The applicable sales charge is determined by aggregating the dollar amount of the new purchase and the greater of the Purchaser's total
(i) net asset value or (ii) cost of all shares owned in the Funds sold subject to a front-end sales charge and/or designated as "Class A" shares then held by such Purchaser, and applying the sales charge applicable to such aggregate.



  In order to obtain this discount, the Underwriter (if a purchase is made through an investment dealer) or Transfer Agent (if made by mail) must be provided with sufficient information, including the Purchaser's total cost at the time of purchase, to permit verification that the Purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. The privilege of cumulative quantity discounts may be modified or discontinued at any time.



  LETTER OF INTENT. Purchasers may also qualify for reduced sales charges by signing a Letter of Intent ("LOI"). This enables the Purchaser to aggregate purchases over a 13-month period of all Funds sold subject to a front-end sales charge and/or designated as "Class A" shares. The sales charge is based on the total amount invested during the 13-month period. A 90-day back-dated period can be used to include earlier purchases (with a partial retroactive downward adjustment in an amount equal to the commission paid to the broker-dealer); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicted in the LOI. A shareholder must notify the Transfer Agent whenever a purchase is being made pursuant to a LOI.



  The LOI is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or on subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Underwriter an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.



  CDSC WAIVERS. The contingent deferred sales charge is waived on redemptions of Class B and Class C shares (a) following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code, of a shareholder if redemption is made within one year of the death or disability of the shareholder, as relevant; (b) in connection with redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal plan adopted by the Funds provided, however, that such withdrawals shall not exceed in any calendar year 7% (9% in the case of the High Total Return Fund and the High Yield Fund) of the original principal amount invested (any excess being assessed the applicable deferred sales charge, if any), and provided further that the redeeming shareholder reinvests all dividends and capital gain distributions during his/her participation in the withdrawal plan; (c) in connection with a partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump-sum or other form of distribution following retirement, or after attaining the age of 59 1/2 in the case of an IRA, Keogh plan or custodial account pursuant to Section 403(b)(7) of the Internal Revenue Code, or on any redemption resulting from the tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; and (d) in connection with the exercise of certain exchange privileges among Class B or Class C shares of the Funds, including shares of the Class B or Class C Account of the Money Market Portfolio.


  CLASS A SHARES. Class A shares are offered at net asset value plus an initial or a contingent deferred sales charge as set forth below. Class A shares bear a 0.25% annual service fee and a .05% annual distribution fee.


                                                                                % OF NET       % OF       AMOUNT RETAINED BY
                                                                                 AMOUNT      OFFERING      DEALERS AS A % OF
AMOUNT PURCHASED                                                                INVESTED       PRICE        OFFERING PRICE
-----------------------------------------------------------------------------  -----------  -----------  ---------------------
Up to $99,999................................................................        4.99%        4.75%             4.00%
$100,000 to 249,999..........................................................         3.9         3.75               3.1
250,000 to 499,999...........................................................        2.83         2.75               2.3
500,000 to 999,999...........................................................        2.04            2               1.7
*1,000,000 and above.........................................................          --           --                --


------------------------
* The Underwriter pays investment dealers or financial service firms a commission from its own resources of up to 1.00% of the amount invested for amounts from $1,000,000 to $2,499,999, up to 0.50% on amounts of $2,500,000 to
  $4,999,999 and up to 0.25% on amounts of $5 million and above. Purchases of over $1 Million are subject to a maximum contingent deferred sales charge of 1% (scaled down to 0.50% for amounts of $2.5 million or more, and 0.25% on amounts over $5 million) on redemptions made within eighteen months.

  CLASS B SHARES. Class B shares are offered at net asset value, without an initial sales charge, subject to a .75% annual distribution fee for approximately 8 years (at which time they convert to Class A shares bearing only a .05% annual distribution fee), a 0.25% annual service fee and a contingent deferred sales charge if shares are redeemed within five years after purchase. As set forth below, the amount of the deferred sales charge varies depending on the number of years after purchase that the redemption occurs. For determining the date of purchase, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The deferred sales charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

  The Underwriter currently pays investment dealers a sales commission of 4% of the sale price of Class B shares sold by the dealers, subject to future amendment or termination. The Underwriter will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares to reimburse the Underwriter in whole or in part for the payment of such sales commission, plus financing costs and related marketing expenses.

                                                                                                   CONTINGENT DEFERRED
                                                                                                    SALES CHARGE AS A
                                                                                                      PERCENTAGE OF
                                                                                                      DOLLAR AMOUNT
YEAR SINCE PURCHASE                                                                                 SUBJECT TO CHARGE
-------------------------------------------------------------------------------------------------  -------------------
First............................................................................................              5%
Second...........................................................................................              4%
Third............................................................................................              3%
Fourth...........................................................................................              2%
Fifth............................................................................................              2%
Thereafter.......................................................................................              0%

  To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If, at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

  CLASS C SHARES. Investors choosing Class C shares purchase shares at net asset value without a sales charge at the time of purchase, subject to a 0.75% annual distribution fee, a 0.25% annual service fee, and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

  The Underwriter currently pays investment dealers a sales commission of 1% of the sale price of Class C shares sold by such dealers, subject to future amendment or termination. The Underwriter will retain the distribution fee assessed against Class C shareholders in the first year of investment, and the entire amount of the contingent deferred sales charge paid by Class C shareholders upon redemption in year one, in order to compensate the Underwriter for providing distribution related services to the Funds in connection with the sale of Class C shares, and to reimburse the Underwriter in whole or in part for the commissions (and any related financing costs) paid to dealers at the time of purchase. There is no conversion feature associated with Class C shares; therefore, Class C shareholders will be subject to the higher distribution fee associated with such shares for the life of the shareholder's investment.

                     INVESTOR SERVICES AND ACCOUNT POLICIES

----------------------------------------------------------------------
  An account will be opened for each investor after an initial investment is made. Account services are described below. Class T shareholders wishing to add to their investment or to purchase shares of another Fund must opt to purchase Class A, Class B or Class C shares of the Fund, and the Transfer Agent will establish a new account for the shareholder in another Class of a Fund selected by the shareholder. Shares purchased will be held in the shareholder's account by the Transfer Agent. Requests for account assistance or additional information should be directed to Northstar at (800) 595-7827.


  The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. Information regarding the tax status of income dividends and capital gains distribution will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS. Financial reports for the Funds will be mailed semiannually to shareholders. To reduce expenses, only one copy of most Fund reports will be mailed to accounts listed under the same social security number or to households for multiple accounts with the same surname. Please contact Northstar to request additional copies of shareholder reports.

  DIVIDEND AND DISTRIBUTION REINVESTMENT OPTIONS. Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through any one of the following options: income dividends and capital gain distributions both paid in additional shares of the same class of a designated Fund at net asset value; income dividends paid in cash and capital gain distributions paid in additional shares of the same class of a designated Fund at net asset value; or income dividends and capital gain distributions both paid in cash. If a shareholder does not indicate which option is preferred upon the opening of an account, both income dividends and capital gain distributions will be paid in additional shares of the Fund from which the investor earned such distributions. Class T shareholders may elect only to receive all distributions in cash or to reinvest in additional shares, regardless of whether such distribution is an income dividend or a capital gains distribution. In addition, Class T shareholders opting to reinvest dividends and capital gains may only invest such proceeds in the Fund making the distribution. Payment options may be changed at any time by notifying Northstar in writing.

  AUTOMATIC INVESTMENT PLAN. Shareholders may elect to purchase shares through the establishment of an Automatic Investment Plan, in which case the minimum investment in order to open an account is $25. An Automatic Investment Authorization Form (available on request from Northstar) provides for funds to be automatically drawn on a shareholder's bank account and deposited in his or her Fund account ($25 per month minimum). The shareholder's bank may charge a nominal fee in connection with the establishment and use of automatic deposit services. The Automatic Investment Plan is not available for Class T share accounts.


  WITHDRAWAL PROGRAM. A shareholder owning $5,000 or more worth of shares of a Fund in book-entry form may establish a withdrawal program with the Fund and provide for the payment monthly or quarterly of any requested dollar amount ($25 minimum per payment) from the account to his or her order. Withdrawal programs are not available for Class T share accounts. A sufficient number of full and fractional shares will be redeemed to make the designated payment. The purchase of shares while participating in a withdrawal program will ordinarily be disadvantageous to the investor, since a sales charge will be paid by the investor on the purchase of shares at the same time the shares are being redeemed in the case of Class A shares. For this reason, shareholders may not maintain an Automatic Investment Plan while participating in the withdrawal program. In the case of shares subject to a contingent deferred sales charge, unless the investor qualifies for a waiver, the investor may incur a sales charge at the time of each withdrawal. A Fund may terminate an investor's withdrawal program if the account value falls below $5,000 due to the transfer or redemption of shares from the account. See the enclosed application form.

  TAX-SHELTERED RETIREMENT PLANS. Shares of the Funds may be offered in connection with the following qualified prototype retirement plans: IRA and Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations. Call or write Northstar for further information.


  EXCHANGE PRIVILEGES. Shareholders may exchange shares of a Fund for the same class of shares of another Fund or for shares of The Cash Management Fund of Salomon Brothers Investment Series (an open-end management investment company comprised of various portfolios, hereafter referred to as "Money Market Portfolio," that is not one of the Funds, but is available by purchase or exchange through the Underwriter). Exchange requests in proper form will be honored prior to 4:00 p.m. Eastern time. For telephone exchanges or authorization forms, contact Northstar at 1-800-595-7827. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request, without a sales charge; provided, however, in the case of exchanges after a direct purchase into the Money Market Portfolio from Class A shares of a Fund, a sales charge will be imposed in accordance with the sales charge table that is applicable to direct purchases. Collection of the contingent deferred sales charge will be deferred on shares subject to a charge that are exchanged for shares of the same class of another Fund, or converted to shares of the Money Market Portfolio. Under these circumstances, the combined holding period of shares in each Fund, or in a Fund and the Money Market Portfolio, shall be used to calculate the conversion period, if applicable, and to determine the deferred sales charge due upon redemption, if any. The exchange of shares from one Fund to another is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. Shareholders may, therefore, realize a taxable gain or loss. See "Exchanges" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.


  Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. Each Fund and the Money Market Portfolio has different investment objectives and policies. Shareholders should obtain and review the prospectus of the Fund into which the exchange is to be made before any exchange requests are made.

  TELEPHONE TRANSACTIONS. Shareholders holding shares in book-entry form may authorize the Funds to accept telephone redemptions and exchanges. Telephone transactions are not available for Class T share accounts. Shareholders may redeem up to $50,000 worth of their shares by telephoning Northstar prior to 4:00 p.m. Eastern time. Redemption proceeds must be payable to the record holder of the shares and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than three days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds shall determine that it is necessary to terminate or modify telephone transaction privileges, shareholders would be promptly notified. Information on these services is included in the
Application and is available from Northstar. Neither the Adviser, the Underwriter nor the Funds will be liable for any loss, damages, expense or cost arising out of any telephone transaction effected in accordance with the Funds' procedures, upon instructions believed to be genuine. Shareholders who utilize telephone privileges bear the risk of any loss, damages, expense or cost arising from their election, including risk of unauthorized use; provided, however that the Funds shall employ reasonable procedures to confirm that all telephone instructions are genuine. For this purpose, the Fund or its agent will require all individuals delivering telephone instructions to provide specific information to identify themselves as the account holder, such as the name in which the account is registered, the account holder's social security number, account number, and broker of record. In the absence of such procedures, or should the Fund or its agents for any reason fail to follow such procedures, the Fund or its agents may be liable for losses due to unauthorized or fraudulent telephone instructions.

  INVOLUNTARY REDEMPTIONS. Due to the high cost of maintaining accounts with small account values, each Fund reserves the right to close all accounts that have been in existence for at least one year and have a value that is less than $500. Shareholders will receive 60 days' written notice during which time they may bring the value up to $500 or more. If the account value is not raised during that time, the Fund will redeem all shares in the account and send the proceeds to the shareholder's address of record.

  Each Fund reserves the right to close all accounts of a shareholder who has failed to provide a social security number or other taxpayer identification number and certification (if required) that such number is correct, or if a shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Funds.

  REINSTATEMENT   PRIVILEGE.    Shareholders  have   a  one  time  privilege  of
reinstating their investment into any of the Funds, subject to the terms of exchange (see "Exchange Privileges") at the NAV next determined after the request for reinstatement is made. For Federal income tax purposes, a redemption and reinstatement will be treated as a sale and purchase of shares; special rules may apply in computing the amount of gain or loss in these situations. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. A written request for reinstatement must be received by the Underwriter within 30 days of the redemption accompanied by payment for the shares (not in excess of the redemption). Shareholder accounts will be credited with an amount equal to the deferred sales charge (or pro rata portion thereof) paid upon redemption.

                               HOW TO SELL SHARES
----------------------------------------------------------------------
  Shareholders may sell their shares back to the Fund at the NAV next determined after the Fund receives a redemption request with any other required documentation in proper form. Investors will be subject to the applicable deferred sales charge, if any, for such shares. The Transfer Agent requires a written request, with the signature guaranteed by a bank, a national stock exchange member or other eligible guarantor institution. The Transfer Agent may waive the signature guarantee requirement in the case of book-entry share redemption requests of less than $50,000 if the proceeds are payable to the account as registered and mailed to the address of record. Redemption requests must be signed by each person in whose name the account is registered. Shareholders may also sell shares back to a Fund through dealers who are members of the selling group. The redemption price in such a case will be the price as of the close of the New York Stock Exchange on that day, provided the order is received by the dealer prior to the close of the Exchange and is transmitted to the Underwriter prior to the close of its business. The dealer is responsible for the timely transmission of orders to the Underwriter. No service charge is made by a Fund on redemptions, but shares tendered through investment dealers may be subject to a service charge by such dealers. Payment for shares redeemed is normally made within three days. However, for shares recently purchased by check, the Fund cannot send proceeds until the check has cleared, which may take up to 15 days.


  Redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans may require additional documentation. To avoid delay in redemption or transfer, shareholders having questions about specific requirements, including eligible guarantor institutions, should contact Northstar at (800) 595-7827. Redemption requests will not be honored until all required documents in the proper form have been received.


                               DISTRIBUTION PLANS
----------------------------------------------------------------------
  Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares of that Fund (collectively, the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of the Fund. Pursuant to the Plans, each Fund shall pay the Underwriter 0.30% annually of the average daily net assets of each Fund's Class A shares, 1.00% annually of the average daily net assets of each Fund's Class B and Class C shares, and 0.95% annually of the average daily net assets of each Fund's Class T shares in the case of the Growth Fund, Special Fund and Strategic Income Fund, 0.75% annually of the average daily net assets of the Class T shares in the case of the Income Fund and 0.65% annually of the average daily net assets of the Class T shares in the case of the Government Securities Fund and High Yield Fund. Under the NASD rules, fees of this type are limited to 0.75% annually for distribution fees and 0.25% annually for service fees, subject to aggregate limits. The Underwriter uses the fee to defray the costs of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Underwriter's expenses in any year, the Underwriter would realize a profit. With respect to the Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for servicing Class T shareholder accounts and reimbursement for its prior distribution and shareholder servicing activities in connection with Class T shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------
  THE FOLLOWING DISCUSSION IS INTENDED FOR GENERAL INFORMATION ONLY. EACH INVESTOR SHOULD CONSULT WITH HIS OR HER OWN TAX ADVISOR AS TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Each Fund intends to continue to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

  Each Fund intends to distribute to shareholders substantially all of its net investment income and any net capital gains at least annually. It is intended that dividends from net investment income will be paid monthly on the High Total Return Fund, the Government Securities Fund, the High Yield Fund and the Strategic Income Fund, annually on the Special Fund, and quarterly on the Income and Growth, Growth, and Income Funds' shares.

  Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

  Each year the Fund will notify shareholders of the tax status of dividends and distributions. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.

  Investors who purchase shares of a Fund just before the distribution will pay full price for the shares and receive a portion of the purchase price back as a taxable distribution. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase in the net asset value of the Fund. Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states.

  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Investments in zero coupon securities will result in income to a Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

  Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                              GENERAL INFORMATION
----------------------------------------------------------------------

  ORGANIZATION OF THE FUNDS. The Northstar Advantage Trust (the "Trust") and each separate Fund is organized under Massachusetts law as a business trust. The Trust was organized in 1993; the Special, Growth, Income and Government Securities Funds in 1986; the High Yield Fund in 1989; and the Strategic Income Fund in 1994. The Trust's Declaration of Trust, as amended, and each Fund's Amended and Restated Declaration of Trust provides that the Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All shares have equal voting rights, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. As of the date of this Prospectus, each Fund within the Trust has three classes of shares; each of the remaining Funds has four classes of shares.

  Neither the Trust nor the Funds are required to hold shareholder meetings, but special meetings may be called under certain circumstances. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights.

  REGISTRATION STATEMENT. This prospectus does not contain all the information included in the Registration Statement filed for each Fund with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Each Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.



[NORTHSTAR LOGO]

                                                                                                            New Account Application
     ------------------------------------------------------------------------------------------------------------------------------
1    ACCOUNT REGISTRATION
     ------------------------------------------------------------------------------------------------------------------------------
     Type of Account (Choose  One  Only):
     / / INDIVIDUAL      / / JOINT ACCOUNT        / / FOR A MINOR          / / TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
         USE LINE A          USE LINES A & B          USE LINE C               USE LINE D

     Print name exactly as account is to be registered:

     A.                                                                          -  -
       -----------------------------------------------------------            -----------
       NAME (FIRST, MIDDLE, LAST)                                             SOCIAL SECURITY NUMBER

     B.                                                                          -  -
       -----------------------------------------------------------            -----------
       NAME (FIRST, MIDDLE, LAST)                                             SOCIAL SECURITY NUMBER

     C.
       -----------------------------------------------------------
       CUSTODIAN'S NAME (FIRST, MIDDLE, LAST)

                                                                                 -  -
       -----------------------------------------------------------            -----------
       MINOR'S NAME (FIRST, MIDDLE, LAST)                                     MINOR'S SOCIAL SECURITY NUMBER

                                                                                -
       -----------------------------------------------------------            -----------
                                                                              TAX I.D. NUMBER

UNDER THE             UNIFORM GIFTS/TRANSFERS TO MINORS ACT
         -------------                                                             OR
         NAME OF STATE

     D.
       -----------------------------------------------------------            -----------
       NAME (IF A TRUST, INCLUDE DATE OF AGREEMENT)                              -  -
                                                                              SOCIAL SECURITY NUMBER

     ------------------------------------------------------------------------------------------------------------------------------
2    MAILING ADDRESS
     ------------------------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------
     STREET

     (   )
     -------------------------------------------------------------
     DAYTIME PHONE NUMBER

     -------------------------------------------------------------
     CITY                                   STATE       ZIP

     ------------------------------------------------------------------------------------------------------------------------------

3    PURCHASE OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------

     MINIMUM INITIAL INVESTMENT $2,500 / / MAKE CHECK PAYABLE TO NORTHSTAR ADVANTAGE FUNDS.  Check enclosed for $
                                                                                                                 ------------------
     / / Shares purchased and paid for through my/our investment dealer.
     Trade Date                    Order#
                ----------               ----------

     Number of Shares:  Class A              Class B             Class C
                               ----------           ----------          ----------

     Please check the box beside the name of each Northstar Advantage Fund being purchased and enter the dollar amount of each purchase. All distributions will be  reinvested in additional shares unless instructed otherwise.

     / /  INCOME FUND $                      / /  GROWTH FUND $                           / / STRATEGIC INCOME FUND $
                       ----------                              ----------                                               ----------
     Class A  / /  Class B / /  Class C / /  Class A  / /  Class B  / /  Class C  / /     Class A / /  Class B / /   Class C / /


     DIVIDENDS      / / Cash  / / Other*     DIVIDENDS      / / Cash  / / Other*         DIVIDENDS      / / Cash   / / Other*
     CAPITAL GAINS / /  Cash / /  Other*     CAPITAL GAINS  / / Cash  / / Other*         CAPITAL GAINS  / / Cash   / / Other*
-----------------------------------------------------------------------------------------------------------------------------------

     / /  HIGH YIELD FUND $                / / GOVERNMENT SECURITIES FUND $              / /  SPECIAL FUND $
                           ----------                                      ----------                       ----------
     Class A / / Class B / / Class C / /   Class A / /  Class B / /  Class C  / /        Class A  / /  Class B  / /  Class C  / /


     DIVIDENDS      / / Cash  / / Other*   DIVIDENDS       / / Cash / / Other*           DIVIDENDS      / / Cash   / / Other*
     CAPITAL GAINS / /  Cash / /  Other*   CAPITAL GAINS  / / Cash  / / Other*           CAPITAL GAINS  / / Cash   / / Other*

-----------------------------------------------------------------------------------------------------------------------------------
     / / INCOME AND GROWTH FUND $               / / HIGH TOTAL RETURN FUND $              / / MONEY MARKET PORTFOLIO $
                                 ----------                                 ----------                              ----------
     Class A / /  Class B / / Class C / /       Class A / /  Class B / /   Class C  / /   (Money Market Account)
                                                                                          Class A / /  Class B / /   Class C  / /
     DIVIDENDS      / / Cash  / / Other*        DIVIDENDS       / / Cash / / Other*       DIVIDENDS       / / Cash  / / Other*
     CAPITAL GAINS / /  Cash / /  Other*        CAPITAL GAINS  / / Cash  / / Other*       CAPITAL GAINS  / / Cash  / /  Other*
-----------------------------------------------------------------------------------------------------------------------------------

*Please reinvest my dividends from                  to
                                  ------------------  --------------------
                                    (Name of Fund)       (Name of Fund)


     ------------------------------------------------------------------------------------------------------------------------------
4    LETTER OF INTENT, RIGHT OF ACCUMULATION (CLASS A SHARES ONLY)
     ------------------------------------------------------------------------------------------------------------------------------
       LETTER OF INTENT
          Although I/we have made no commitment to do so, I/we intend to invest the dollar amount indicated below within a 13-month period in shares of one or more of the eligible Northstar Advantage Funds.

          / / $100,000   / / $250,000   / / $500,000   / / $1,000,000

       RIGHTS OF ACCUMULATION
          If this account qualifies for a Reduced Sales Charge under the terms of the current Prospectus, please list account numbers:

          / / $100,000   / / $250,000   / / $500,000   / / $1,000,000
             -                             -
          --- ----------                --- ----------

     ------------------------------------------------------------------------------------------------------------------------------
5    AGREEMENTS AND SIGNATURES
     ------------------------------------------------------------------------------------------------------------------------------

     I/We am/are of legal age and wish to establish an account in accordance with the terms and conditions of the current applicable
     Prospectus, a copy of which has been received and read. I/We understand and agree that neither First Data nor the Northstar
     Advantage Funds shall be held liable for any loss, liability, cost or expense for acting in accordance with this application, or any section thereof. I/We acknowledge that the account(s) established by this application will be subject to the telephone exchange and redemption privileges described in this current prospectus, unless indicated otherwise, with the understanding that the Fund, Northstar and the Transfer Agent will not be able to verify the authenticity of any telephone or redemption order received from persons other than registered representatives of Northstar Distributors, Inc. and that they will not be liable for following telephone exchange or redemption instructions that prove to be fraudulent. Shareholders would bear the loss resulting from instructions entered by an unauthorized third party.

     Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and
     (2) that I am not* subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal
     Revenue Service has notified me that I am no longer subject to backup withholding.

     *If you are subject to backup withholding, please cross through the word "not" in part (2) above.
     ------------------------------------------------------------------------------------------------------------------------------
     INDIVIDUAL (OR CUSTODIAN)                                                  DATE


     ------------------------------------------------------------------------------------------------------------------------------
     CO-OWNER (OR CORPORATE OFFICER, PARTNER OR TRUSTEE)                        DATE


     ------------------------------------------------------------------------------------------------------------------------------
     (IF APPLICABLE, TRUSTEE)                                                   DATE



     ------------------------------------------------------------------------------------------------------------------------------
     (IF APPLICABLE, TRUSTEE)                                                   DATE


     ------------------------------------------------------------------------------------------------------------------------------
6    FOR DEALER USE ONLY
     ------------------------------------------------------------------------------------------------------------------------------
     We guarantee the signature(s) and legal capacity of the applicant(s) referred to herein, and in the case of a withdrawal program we affirm that, in our opinion, the designated withdrawal is reasonable in view of the circumstances involved.

     ------------------------------------------------------------------------------------------------------------------------------
     DEALER NAME (PLEASE PRINT CAREFULLY)                                  DEALER NO.


     ------------------------------------------------------------------------------------------------------------------------------
     AUTHORIZED SIGNATURE (MUST BE PROVIDED FOR WITHDRAWAL PROGRAMS, TELEPHONE REDEMPTIONS AND TELEPHONE EXCHANGES)

     ------------------------------------------------------------------------------------------------------------------------------
     BRANCH NUMBER                      BRANCH ADDRESS


     ------------------------------------------------------------------------------------------------------------------------------


     REP NAME (PLEASE PRINT CAREFULLY) FIRST AND LAST NAME                 PHONE NUMBER (IMPORTANT)           REP NUMBER

                                                                           (   )
     ------------------------------------------------------------------------------------------------------------------------------




                                          ------------------------------------------------
                                             Upon completion of the application, please
                                                return with a check made payable to:
                                                     NORTHSTAR ADVANTAGE FUNDS,
                                            C/O FIRST DATA Box 9756 Providence, RI 02940
                                          ------------------------------------------------


                                                                                                             SPECIAL ACCOUNT OPTIONS

     ------------------------------------------------------------------------------------------------------------------------------
7    AUTOMATIC INVESTMENT PLAN
     ------------------------------------------------------------------------------------------------------------------------------
          Attach a VOIDED CHECK from your bank account and a check for an initial deposit to establish this plan (minimum $25).
          Please complete the following information to invest automatically the dollar amount stated below on approximately the 15th
          / /, 30th / / or the 15th and 30th / /, of the month.

          The applicant authorizes the Northstar Advantage Funds to draw monthly drafts on your bank account number_____ and use the proceeds ($25 minimum) therefrom to purchase shares of Northstar Advantage
                                                                                    -------------------   --------------------------
                                                                                         FUND NAME               $ AMOUNT

          Registered in the name(s) of
                                      ---------------------------------------------------------------------------------------------
          RESTRICTIONS

          Each purchase of shares will be made at the current offering price determined as of the close of business on the day on which such purchase is made. Automatic investments may be discontinued by either Northstar Advantage Funds or the purchaser upon 30 days written notice to the other.

          The Northstar Advantage Funds reserves the right to cancel any transaction which was executed in reliance on a draft authorized where the bank upon which the draft was drawn refused to make payment thereon for any reason.

ATTACH VOID CHECK HERE
     ------------------------------------------------------------------------------------------------------------------------------
8    WITHDRAWAL PROGRAM
     ------------------------------------------------------------------------------------------------------------------------------
     A Withdrawal Plan is available on Class A shares (non-certificated shares only) provided the Fund being purchased has a value of $5,000 or more.


     Withdrawals with respect to Class B and Class C shares are limited (see the Prospectus) and are conditional upon dividends and capital gains being automatically reinvested.

     1. The amount of each payment shall be                                                                           ($25 minimum)
                                           ---------   --------   ---------   ----------
                                           FUND NAME   $ AMOUNT   FUND NAME   $ AMOUNT

     2. Payments are to be made  / / Monthly  / / Quarterly  / / Semi-Annually  / / Annually on the / / 1st or / / 15th of the month

     Choose one of the following methods of distribution.

     / / ACH   Please have my payments electronically transferred to my bank. I have attached the required voided check and I have verified that my bank is a member of the Automated Clearing House (ACH).

     / / MAIL  Please have my payments mailed. I understand that the payments will be made payable to me and mailed to my account mailing address unless a special designation is referenced below:

     ------------------------------------------------------------------------------------------------------------------------------
     NAME (PLEASE PRINT CAREFULLY.)


     ------------------------------------------------------------------------------------------------------------------------------
     STREET


     ------------------------------------------------------------------------------------------------------------------------------
     CITY                                STATE              ZIP CODE                 YOUR BANK ACCOUNT NUMBER

     ------------------------------------------------------------------------------------------------------------------------------


ATTACH VOID CHECK HERE
     ------------------------------------------------------------------------------------------------------------------------------
9    TELEPHONE EXCHANGE REDEMPTION AND EXPEDITED TELEPHONE REDEMPTION
     ------------------------------------------------------------------------------------------------------------------------------
     Signature guarantees are required if:   1. Redemption is over $50,000.
                                             2. Proceeds are to be sent to address other than record.

     ALL SHAREHOLDERS AND THEIR DEALER REPRESENTATIVES WILL AUTOMATICALLY RECEIVE TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES,
     (NON-CERTIFICATED SHARES ONLY) UNLESS AN ELECTION NOT TO RECEIVE THESE PRIVILEGES IS EXERCISED BELOW.

     / / DO NOT CODE MY       / /  DO NOT CODE MY
     ACCOUNT FOR TELEPHONE         ACCOUNT FOR TELEPHONE
     EXCHANGE PRIVILEGE.           REDEMPTION PRIVILEGE.

         / / PLEASE WIRE REDEMPTION PROCEEDS TO MY BANK. (I UNDERSTAND THE MINIMUM FOR WIRES IS $1,000.) MY VOIDED CHECK IS
             ATTACHED.

                                    APPENDIX
--------------------------------------------------------------------------------
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

--------------------------------------------------------------------------------

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

  BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     [LOGO]

                             PRINCIPAL UNDERWRITER
                          Northstar Distributors, Inc.
                               Two Pickwick Plaza
                              Greenwich, CT 06830

                               INVESTMENT ADVISER
                  Northstar Investment Management Corporation
                               Two Pickwick Plaza
                              Greenwich, CT 06830

                                 TRANSFER AGENT
                       First Data Investor Services Group
                                53 State Street
                             Boston, MA 02109-2873

                                 1-800-595-7827

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and, if given or made, such information or representations must not be relied upon. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom it is unlawful to make such an offer. Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date.

                               TABLE OF CONTENTS

                                                    PAGE
                                                     ---
Expense Information.............................          2
Financial Highlights............................          7
Investment Objectives and Policies of the
 Funds..........................................         12
Risk Factors....................................         17
Other Investment Techniques.....................         18
Performance Information.........................         19
How Net Asset Value is Determined...............         20
Management of the Funds.........................         20

                                                    PAGE
                                                     ---
How to Purchase Shares..........................         22
Alternative Sales Arrangements..................         22
Investor Services and Account Policies..........         25
How to Sell Shares..............................         27
Distribution Plans..............................         27
Dividends, Distributions and Taxes..............         27
General Information.............................         28
Appendix........................................        A-1

                               FEBRUARY 29, 1996

                 NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND
                    NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND
                       NORTHSTAR ADVANTAGE HIGH YIELD FUND
                   NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND
                         NORTHSTAR ADVANTAGE INCOME FUND
                   NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND
                         NORTHSTAR ADVANTAGE GROWTH FUND
                        NORTHSTAR ADVANTAGE SPECIAL FUND

                               Two Pickwick Plaza
                          Greenwich, Connecticut 06830
                                 (203) 863-6200
                                 (800) 595-7827

                       STATEMENT OF ADDITIONAL INFORMATION

     Northstar Advantage Government Securities Fund, Northstar Advantage Strategic Income Fund, Northstar Advantage High Yield Fund, Northstar Advantage High Total Return Fund, Northstar Advantage Income Fund, Northstar Advantage Income and Growth Fund, Northstar Advantage Growth Fund and Northstar Advantage Special Fund (the "Funds") are open-end diversified management investment companies, each with its own investment objective(s) and specific investment goals. Each Fund is a separate investment company, except for the Northstar Advantage High Total Return Fund and Northstar Advantage Income and Growth Fund, each of which is a series of Northstar Advantage Trust, which is a separate investment company.

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES FUND ("GOVERNMENT SECURITIES FUND") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

NORTHSTAR ADVANTAGE STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") seeks to achieve high current income by allocating its investments among the following three sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield, high risk, lower-rated and nonrated U.S. and foreign fixed-income securities; and investment grade debt obligations of foreign governments, their agencies and instrumentalities. At least 20% shall, and up to 60% of the Fund's assets may, be invested in each sector.

NORTHSTAR ADVANTAGE HIGH YIELD FUND ("HIGH YIELD FUND") seeks to achieve high current income, primarily through investing in long-term and intermediate-term high yield, high risk, lower rated and nonrated corporate debt instruments.

NORTHSTAR ADVANTAGE HIGH TOTAL RETURN FUND ("HIGH TOTAL RETURN FUND") seeks to achieve high income by investing primarily in high yield, lower rated U.S. dollar-denominated debt securities. It is the Fund's policy, while investing in income producing securities, also to maximize total return from a combination of income and capital appreciation.

NORTHSTAR ADVANTAGE INCOME FUND ("INCOME FUND") seeks to realize income and, secondarily, capital appreciation through investing in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.

NORTHSTAR ADVANTAGE INCOME AND GROWTH FUND ("INCOME AND GROWTH FUND") seeks current income balanced with the objective of achieving capital appreciation through investments in a diversified group of securities selected for their prospects of current yield and capital appreciation.

NORTHSTAR ADVANTAGE GROWTH FUND ("GROWTH FUND") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.

NORTHSTAR ADVANTAGE SPECIAL FUND ("SPECIAL FUND") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small and mid-capitalization companies.

     There can be no assurance that a Fund will achieve its investment objective(s). In general, the assets of each Fund are kept fully invested in securities selected to meet the investment objective(s) of each Fund; however, for temporary defensive purposes, any part of a Fund's assets may be held from time to time in cash or cash equivalents. At such times when a Fund's assets are invested for temporary defensive purposes, the Fund will not be investing in accordance with its investment objective(s). THE HIGH TOTAL RETURN, HIGH YIELD AND STRATEGIC INCOME FUNDS MAY NOT BE APPROPRIATE FOR ALL INVESTORS. (SEE "RISK FACTORS" IN THE CURRENT PROSPECTUS.)

     Northstar Investment Management Corporation (the "Adviser") is the investment adviser for each Fund. Navellier Fund Management, Inc. (the "Subadviser") is the subadviser for Special Fund. Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Funds, and Northstar Administrators Corporation is the Funds' administrator (the "Administrator"). The Underwriter and Administrator are affiliates of the Adviser.

     This document is not the Prospectus of the Funds, but is incorporated therein by reference and should be read in conjunction with the Prospectus, dated February 29, 1996. Copies of the Prospectus may be obtained upon request and without charge by contacting the Adviser at the address or phone number above.

                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .   5
     Northstar Advantage Trust . . . . . . . . . . . . . . . . . . . . . . .   5
     Northstar Advantage Government Securities, Strategic Income, High
     Yield, Income, Growth and Special Funds . . . . . . . . . . . . . . . .   7

OTHER INVESTMENT TECHNIQUES. . . . . . . . . . . . . . . . . . . . . . . . .   9
     Derivative Instruments. . . . . . . . . . . . . . . . . . . . . . . . .   9
     Privately Issued Collateralized Mortgage-Backed Obligations, Interest
          Obligations and Principal Obligations  . . . . . . . . . . . . . .  23
     Index Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
     Additional Investment Techniques. . . . . . . . . . . . . . . . . . . .  25

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. . . . . . . . . . . . . . .  31

SERVICES OF THE ADVISER AND ADMINISTRATOR. . . . . . . . . . . . . . . . . .  34

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38

PURCHASES AND REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  39
     How to Obtain Reduced Sales Charges on Class A Shares . . . . . . . . .  40
     Rights of Accumulation  . . . . . . . . . . . . . . . . . . . . . . . .  40
     Letter of Intent. . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
     The Right of Redemption . . . . . . . . . . . . . . . . . . . . . . . .  41
     Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  42
     Conversion Feature. . . . . . . . . . . . . . . . . . . . . . . . . . .  43

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . .  43

UNDERWRITER AND DISTRIBUTION SERVICES. . . . . . . . . . . . . . . . . . . .  49

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  54

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  60
     Independent Accountants . . . . . . . . . . . . . . . . . . . . . . . .  60
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  60
     Transfer Agent. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  60
     Reports to Shareholders . . . . . . . . . . . . . . . . . . . . . . . .  60
     Organizational and Related Information. . . . . . . . . . . . . . . . .  61

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  61
     Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  62
     Yield . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  62
     Non-Standardized Total Return . . . . . . . . . . . . . . . . . . . . .  63

OTHER INFORMATION CONCERNING FUND PERFORMANCE. . . . . . . . . . . . . . . .  65

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  66

INVESTMENT RESTRICTIONS

     The investment objective(s) of High Total Return Fund and Income and Growth Fund, and certain of the investment restrictions of each of the Funds are fundamental and cannot be changed without the approval of the holders of a majority of the Funds' outstanding voting securities (defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). The investment objectives of the remaining Funds and all other investment policies or practices are considered by the Funds to be non-fundamental and, accordingly, may be changed without shareholder approval. Shareholders will be notified at least thirty days in advance of a change in the objective of any Fund, and will be notified of any other material changes. If a percentage restriction on investments or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy.

NORTHSTAR ADVANTAGE TRUST

     FUNDAMENTAL INVESTMENT POLICIES. Each of these Funds may not: (i) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures (see "Other Investment Techniques" in the Fund's Prospectus and in this Statement of Additional Information ("SAI")) (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Fund's assets); (ii) underwrite the securities of others; (iii) purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts); (iv) deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund; (v) make loans to other persons (but each of these Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers of other financial institutions not affiliated with the Fund or the Adviser, subject to conditions established by the Adviser (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund; (vi) participate in any joint trading accounts; (vii) purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin); (viii) sell short, except that these Funds may enter into short sales against the box in the manner described in the current Prospectus and SAI for the Fund; (ix) invest more than 25% of its assets in any one industry or related group of industries; (x) purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer; or (xi) purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund.

     NON-FUNDAMENTAL INVESTMENT POLICIES. These policies may be changed without shareholder approval. These Funds may not: (i) invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation; (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;
(iii) purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of the Adviser who each own beneficially more than 1/2 of 1% of its securities; (iv) make an investment for the purpose of exercising control over management; (v) invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or (vi) invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

     These Funds, notwithstanding any other investment policy or limitation (whether or not fundamental) set forth herein, may invest all of its assets in the securities or beneficial interests of a singly-pooled investment fund having substantially the same objective(s), policies and limitations as these Funds.

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If either of these Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those state and foreign jurisdictions where that Fund intends to offer or sell its shares. Any such additional restrictions that would have a material bearing on either of these Fund's operations will be reflected in the Prospectus or a Prospectus supplement and may require shareholder approval. In particular, the Trust has undertaken to South Dakota to abide by certain limitations. Specifically, for those Fund(s) in the Northstar Advantage Trust that do not invest more than 80% of assets in debt securities, such Fund(s) shall not have more than 10% of total assets in restricted securities (which, for purposes hereof, shall not include 144A securities), or more than 10% of total assets in real estate investment trusts or investment companies. Furthermore, these Funds will not invest in real estate or interests therein, excluding readily marketable securities, or in commodities futures or options.

NORTHSTAR ADVANTAGE GOVERNMENT SECURITIES, STRATEGIC INCOME, HIGH YIELD, INCOME, GROWTH AND SPECIAL FUNDS

     FUNDAMENTAL INVESTMENT POLICIES. These policies, which are identical for each of these Funds, provide that these Funds may not: (i) borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings; (ii) purchase securities of any one issuer (except Government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations; (iii) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter; (iv) concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); (v) make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus; (vi) make loans, except that these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets; and (vii) issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities.

     NON-FUNDAMENTAL INVESTMENT POLICIES. Each of these Funds has adopted certain investment restrictions that may be changed at any time by the Trustees without a vote of shareholders.

     These non-fundamental limitations provide that these Funds may not: (i) borrow money in excess of 5% of its total assets (taken at market value); (ii) pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets); (iii) purchase more than 10% of the voting securities of any one issuer, except U.S. Government Securities; (iv) invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable; (v) purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government Securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value; (vi) purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin); (vii) write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts; (viii) purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%); (ix) invest in securities of any issuer if any officer or trustee of the Fund or any officer or director of the Fund's investment adviser owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and trustees own in the aggregate more than 5% of the securities of such issuer; (x) invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests); (xi) purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; (xii) purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies; (xiii) purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or (xiv) make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions. The Strategic Income Fund, additionally, may not invest in interests of real estate limited partnerships.

OTHER INVESTMENT TECHNIQUES

DERIVATIVE INSTRUMENTS

     OPTIONS AND FUTURES STRATEGIES. The Adviser may at times seek to hedge against a decline in the value of securities included in a Fund's portfolio or an increase in the price of securities that it plans to purchase for a Fund through the writing and purchase of options and the purchase and sale of financial futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the current return of the Funds employing these hedging strategies. In addition, the Adviser may seek to increase the current return of a Fund's portfolio by writing covered call or secured put options.

     The ability of the Funds to engage in options and futures strategies described below will depend on the availability of liquid markets in such instruments. Accordingly, no assurances can be given that the Funds will be able to use these instruments effectively for the purposes stated below.
Options and futures transactions will involve certain risks that are described below under "Risk Factors in Options Transactions" and "Risks of Transactions in Futures Contracts and Related Options." The Funds will not engage in options and futures transactions for leveraging purposes.

     WRITING COVERED OPTIONS ON SECURITIES. Each Fund may write covered call options and secured put options on securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its investment objectives. Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options written by a Fund give the holder the right to sell the underlying security to the Fund at a stated price.

      Each of High Total Return Fund and Income and Growth Fund will not write call options on when-issued securities. In addition, each of High Total Return Fund and Income and Growth Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities of the Fund covering call options or subject to put options exceeds 10% of the market value of the Fund's net assets.

     Each of the Funds may only write call options on a covered basis or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security that the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain, in a segregated account at its custodian bank, cash or short-term U.S. Government Securities, or, in the case of the Strategic Income Fund, short-term debt obligations, with a value equal to or greater than the Fund's obligation under the option. Each of the Funds may also write combinations of secured puts and covered calls on the same underlying security.

     A Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised, or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     When a Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin", or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit that the Fund purchasing the put option might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

     A Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit that the Fund purchasing the call option might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

     Each Fund, except for High Total Return Fund and Income and Growth Fund, is restricted from purchasing put or call options if, as a result of any such transaction, the aggregate cost of options held by a Fund at the time of such transaction would exceed 5% of the total assets of such Fund.

     SHORT SALES. Each of High Total Return Fund and Income and Growth Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     OVER-THE-COUNTER OPTIONS. Over-the-counter ("OTC") options are purchased from or sold to dealers or financial institutions that have entered into direct agreements with a Fund. The Staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") has taken the position that OTC options purchased by a Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Funds intend to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by a Fund, only pursuant to an agreement that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. The Adviser monitors the creditworthiness of dealers with whom a Fund enters into OTC option transactions under the general supervision of the Trustees of the Funds. If the transaction dealer fails to make or take delivery of the U.S. Government securities underlying an option it has written in accordance with the terms of the option as written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. It is the present policy of the Funds not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities that are not readily marketable, and (iv) repurchase agreement maturing in more than seven days.

     STOCK INDEX OPTIONS. Each of High Total Return Fund and Income and Growth Fund may purchase stock index options to hedge against risks of broad price movements in the equity markets that, in some market environments, may correlate more closely with movements in the value of lower rated bonds than with changes in interest rates. When a Fund sells an option on a stock index, it will have to establish a segregated account with its custodian in which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will have to maintain the account while the option is open. For some options, no liquid secondary market may exist or the market may cease to exist.

     RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends in large part on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price rose instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's view that the price of the underlying security would rise, but the price fell instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     If a secondary market in options were to become unavailable, the Funds could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund, as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses in trading if the security reopens at a substantially different price. In addition, the Options Clearing Corporation, or other options markets, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund, as purchaser or writer of an option, will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

     Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when United States markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

     FUTURES CONTRACTS. Each Fund may enter into futures contracts. The Funds will enter into these transactions solely for the purpose of hedging against the effects of changes in the value of its portfolio securities or those it intends to purchase due to anticipated changes in interest rates and currency values, and not for the purpose of speculation. A futures contract to sell, for example, a debt security or foreign currency (a "Short" futures position), creates an obligation by the seller to deliver a specified amount of the underlying security at a certain future time and price. A futures contract to purchase a debt security or foreign currency (a "long" futures position) creates an obligation by the purchaser to take delivery of a specified amount of the underlying security at a certain future time and price. The specific instruments delivered or taken, respectively, at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.

     Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

     A Fund may sell, for example, interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by the Funds will fall, thus reducing their net asset value. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Fund's average yield as a result of the shortening of maturities.

     The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments that are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions tend to be lower than transaction costs incurred in the purchase and sale of portfolio securities.

     INTEREST RATE FUTURES CONTRACTS. Each Fund may enter into interest rate futures contracts. An interest rate futures contract provides for the future sale and purchase of a specified amount of a certain debt security at a stated date, place and price. The Funds may enter into interest rate futures contracts to protect against fluctuations in interest rates affecting the value of debt securities that a Fund either holds or intends to acquire. Interest rate futures contracts currently are based on long-term Treasury Bonds, Treasury Notes, three-month Treasury Bills and Government National Mortgage Association modified pass-through mortgage-backed securities ("GNMA pass-through securities"), and 90-day commercial paper. If a Fund invests in tax-exempt securities issued by a governmental entity, the Fund may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities that are the subject of the hedge.

     INDEX FUTURES CONTRACTS. Each Fund may enter into stock index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. A Fund may also purchase and sell options on index futures contracts.

     For example, the Standard & Poor's ("S&P") Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

     FOREIGN CURRENCY FUTURES CONTRACTS. High Total Return Fund, Income and Growth Fund and Strategic Income Fund may enter into foreign currency futures contracts on domestic and foreign exchanges. A foreign currency futures contract provides for the future sale and purchase of a specified amount of a certain foreign currency at a stated date, place and price. The Funds may enter into foreign currency futures contracts to attempt to establish the rate at which it would be entitled to make a future exchange of United States dollars for another currency. At present, foreign currency futures contracts are based on British pounds, German deutschmarks, Canadian dollars, Japanese yen, French francs, Swiss francs, and ECUs.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Funds may purchase and sell put and call options on interest rate futures contracts as a hedge against changes in interest rates, in lieu of purchasing and writing options directly on the underlying security or purchasing and selling the underlying futures contracts. The purchase of an option on an interest rate futures contract will give the Funds the right to enter into a futures contract to purchase (in the case of a call option) or to enter into a futures contract to sell (in the case of a put option) a particular debt security at a specified exercise price at any time prior to the expiration date of the option.

     OPTIONS ON FOREIGN CURRENCY FUTURES. High Total Return Fund, Income and Growth Fund and Strategic Income Fund may purchase and sell put and call options on foreign currency futures. The purchase of options on foreign currency futures contracts gives each Fund the right to enter into a futures contract to purchase (in the case of a call option) or to sell (in the case of a put option) a particular currency at a specified price at any time during the period before the option expires. Options on foreign currency futures currently are available with respect to British pounds, German deutsche marks and Swiss francs. The Funds may purchase options on foreign currency futures as a hedge against fluctuating currency values. A Fund may use options on futures contracts in lieu of purchasing or writing options directly on the underlying securities or purchasing and selling the underlying futures. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than sell futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts, rather than purchase such futures, to hedge against possible increases in the price of debt securities that the Fund intends to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus related transaction costs. A call option sold by a Fund exposes the Fund during the term of the option to the possible loss of an opportunity to realize appreciation in the market price of the underlying security or to the possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In selling puts, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price. Options on interest rate futures contracts currently are available with respect to Treasury Bonds, Treasury

Notes, and Eurodollars.

     OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. The delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index of options. Those who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, a Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

     LIMITATIONS AND OTHER REQUIREMENTS RELATING TO FUTURES AND RELATED OPTIONS. A Fund will not purchase or sell futures contracts or options on futures contracts or indices if, as a result, the sum of the margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the Fund's total assets. For each long position that High Total Return Fund, Income and Growth Fund or Strategic Income Fund enters into, it will segregate cash or cash equivalents having a value equal to the market value of the contract as collateral with the custodian of the Fund. For the remaining Funds, with respect to each futures contract purchased or long position in an option, the Fund will set aside in a segregated account at its custodian bank an amount of cash or short term U.S. Government Securities equal to the total market value of such contracts less the initial margin deposited therefor.

     The High Total Return Fund and Income and Growth Fund will not use leverage when entering into long futures contracts or related options. Each of the remaining Funds will sell futures contracts only to offset expected declines in the value of portfolio securities, and the value of such futures contracts will not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the portfolio securities vis-a-vis the futures contracts).

     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities, equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin" or "maintenance margin" to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable. This is known as "marking to the market." For example, when a Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when a Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Similar requirements relating to the payment of initial and variation margin apply to parties engaging in options on futures transactions.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions, which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made; additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if a Fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, the Fund will have lost part or all of the benefit of the increase through payments of daily maintenance margin. A Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements.

     The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the portfolio of a Fund using these strategies diverges from the composition of the relevant option or futures contract.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders.

     The effective use of options and futures strategies by a Fund depends, among other things, on the Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. Although a Fund will not enter into an option or futures position unless the Adviser believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds generally expect that their options and futures transactions will be conducted on recognized securities exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. The Staff of the SEC considers over-the-counter options and securities underlying them to be illiquid. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

     For instance, to reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for particular futures contracts or options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each of High Total Return Fund, Income and Growth Fund and Strategic Income Fund may engage in foreign currency exchange transactions to hedge against uncertainty in the level of future exchange rates. The Funds may conduct currency exchange transactions on a "spot" (i.e., cash) basis at the rate then prevailing in the currency exchange market, or on a forward basis, by entering into futures or forward contracts to purchase or sell currency. A Fund's dealings in foreign currency exchange contracts is limited to hedging.

     FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the date of the contract. Forward currency contracts are entered into in the interbank market on a principal basis directly between currency dealers, which usually are large commercial banks and brokerage houses, and their customers, and, therefore, generally involve no margin, commissions or other fees. Forward currency contracts will establish a rate of exchange that can be achieved in the future and thus involve the risk of loss due to a decline in the value of the hedged currency increases.

     OPTIONS ON FOREIGN CURRENCY. Each of High Total Return Fund, Income and Growth Fund and Strategic Income Fund may also purchase and sell put and call options for the purpose of hedging against changes in future currency exchange rates. An option on a foreign currency gives the purchasers, in return for a premium paid plus related transaction costs, the right to sell (in the case of a put option) or to buy (in the case of a call option) the underlying currency at a specified price until the option expires. The value of an option on foreign currency depends upon the value of the foreign currency when compared to the value of the United States dollar.

     Currency options traded on United States or other exchanges may be subject to position limits, which may affect the ability of the Fund to hedge its positions. The Funds will purchase and sell options on foreign exchanges to the extent permitted by the CFTC.

     The Funds may purchase or sell options on currency only when the Adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any specific time.

     RISKS OF FOREIGN CURRENCY TRANSACTIONS. Foreign currency futures contracts and related options, forward foreign currency contracts and options on foreign currency may be traded on foreign exchanges. The regulation of transactions on these exchanges may be less extensive than the regulation of United States exchanges. The funds will trade only those options approved by the CFTC. Transactions on foreign exchanges also may not involve a clearing mechanism and related guarantees, and may be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be affected adversely by: (1) foreign, political, legal and economic factors; (2) a lack of information on which to make trading decisions compared to that which is available in the United States; (3) a delay in the ability to act on significant events occurring in the foreign markets during non-business hours in the United States, (4) different exercise and settlement terms from those imposed in the United States; and (5) less trading volume than occurs on United States exchanges.

     In addition, foreign exchanges offer less protection against defaults in the forward trading of currencies than is available on United States exchanges. Because a forward foreign currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or would force the Fund to cover its commitments for purchase of resale, if any, at the current market price.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved is not generally possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast precisely the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     A Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its Portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

     A holder of a put option on a currency has the right, on or before a specified date, to sell to the other party to the contract a specified amount of a currency for a specified price measured in another currency. A holder of a call option on a currency has a similar right to buy a specified amount of a currency from the other party. The Fund pays a purchase price (called a "premium") when it initially acquires the currency option. Currency options are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual countries, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Union's European Monetary System.

     Currency options involve a number of risks. These include the risk, in the case of over-the-counter options, that the other party will default on its obligations. Such a default could deprive the Strategic Income Fund of the expected benefits of the hedging transaction and could result in expenses and delays if the Fund seeks to pursue remedies against the defaulting party.

     Another risk associated with options is that, if anticipated currency price movements do not occur, the Strategic Income Fund may never exercise its rights under the option, in which case the option will expire worthless and the Fund will not recover the value of the premium it paid to acquire the option.

     Options on currencies are affected by many of the same factors that influence exchange rates and investments generally. The value of any currency, including U.S. dollars and foreign currencies, may be affected by political and economic factors applicable to the issuing country. The exchange rates of foreign currencies (and therefore the values of foreign currency options) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase the risk involved in purchasing or selling foreign currency options, since exchange rates may not be free to fluctuate in response to other market forces.

     The value of a foreign currency option reflects the value of an exchange rate, which in turn reflects the relative values of two currencies, the U.S. dollar and the particular foreign currency involved. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign government restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

     There is no systematic reporting or last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a 24-hour a day, global market. To the extent the options markets are closed while the markets for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

PRIVATELY ISSUED COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS, INTEREST OBLIGATIONS AND PRINCIPAL OBLIGATIONS

     Each of High Total Return Fund and Income and Growth Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when the Adviser believes that such investments are consistent with the Fund's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are per se illiquid. Multi-class pass-through securities are equity interest in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-thorough securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the source of funds used to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

     On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Funds may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgage is liquid is made by the Adviser under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

INDEX WARRANTS

     The Strategic Income Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified
securities indices ("index warrants").   Index warrants are generally issued by
banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Strategic Income Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Strategic Income Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

ADDITIONAL INVESTMENT TECHNIQUES

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Adviser will use standards set by the relevant Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of a Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the Funds, excluding the Strategic Income Fund and the Northstar Advantage Trust, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

     As an alternative to using repurchase agreements, a Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its Custodian, containing cash, U.S. government securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The
Funds do not account for dollar rolls as a borrowing.


      These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. A Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by the Adviser to be creditworthy under guidelines adopted by the Trustees.

     FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the

Fund may dispose of a security prior to settlement if the Adviser deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     A Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     A Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     FLOATING OR VARIABLE RATE INSTRUMENTS. The Funds may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically.
Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Each Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Funds may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.

     ADDITIONAL INFORMATION ON GNMAS. The Funds may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. A substantial portion of the assets of the Government Securities Fund have, at various times, been invested in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie Maes). All of the other Funds may also invest in GNMAs from time to time.

     GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Funds purchase "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be used with GNMA's guarantee.

     When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.

     When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share the shareholder receives on redemption may be more or less than the price paid for the shares. The dividends per share paid by the Government Securities Fund may also vary.

     ADDITIONAL INFORMATION ON FOREIGN SECURITIES. Each Fund, except Government Securities Fund, may invest in securities of foreign issuers.
Each of these Funds other than High Total Return, High Yield and Strategic Income may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. High Total Return may invest up to 50% of its assets in securities of foreign issuers, High Yield up to 35%, and Strategic Income Fund may invest up to 60% of its total assets. Eurodollar certificates of deposit are excluded for purposes of this limitation for Strategic Income.

     ADDITIONAL INFORMATION ON HIGH YIELD SECURITIES. Strategic Income Fund, High Yield Fund, High Total Return Fund, and Income Fund each may invest in lower-rated fixed income securities to the extent described in the Prospectus. The lower ratings of certain securities held by these Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by these Funds more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or S & P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix to the Prospectus for a description of security ratings.

     Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Adviser will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser, and Subadviser in the case of Special Fund, places orders for the purchase and sale of the Funds' securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. For purposes of the remainder of this section, "Portfolio Transactions and Brokerage Allocation," discussion of the Adviser includes the Subadviser, but only with respect to Special Fund. It is the practice of the Adviser to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought a Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that each Fund benefits with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of the Adviser, better prices and execution are available elsewhere.



     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates; and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of the Adviser, it does not reduce the Adviser's expenses by a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business, but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Funds and their shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved.
While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     Each Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Funds. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms. During the fiscal years ended October 31, 1995 and December 31, 1995, respectively, each of the Funds listed below paid the total brokerage commissions indicated below, including, in the case of the Government, High Yield, Income, Growth, Special and Strategic Income Funds, commissions to Advest, Inc. ("Advest"), an affiliate of the Funds' former investment adviser.

               BROKERAGE COMMISSIONS PAID DURING MOST RECENT
                                FISCAL YEARS

                                 October 31, 1995         1994
                                             ----         ----
Income and Growth Fund                       $249,474     136,000

High Total Return Fund                       $0             3,021

                              BROKERAGE COMMISSIONS
                       PAID DURING MOST RECENT FISCAL YEARS



Fund        December 31, 1995       1994
----                     ----       ----

Government Fund          $  0      $  0
                          -------  --------
High Yield Fund          $ 12,763  $ 13,184
                          -------  --------
Income Fund              $ 88,151  $ 97,750
                          -------  --------
Growth Fund              $241,864  $151,132
                          -------  --------
Special Fund             $ 87,375  $ 47,281
                          -------  --------
Strategic Income Fund    $    552  $  0
                          -------  --------


     A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. Each Fund cannot accurately predict its portfolio turnover rate, but the Adviser anticipates that each Fund's rate will not exceed 100% under normal market conditions. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A Fund's portfolio turnover rate may be higher than that described above if a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders. The ability of a Fund to make purchases and sales of securities and to engage in options and futures transactions will be limited by certain requirements of the Code, including a requirement that less than 30% of the Fund's annual gross income be derived from gains on the sale of securities and certain other assets held for less than three months.


SERVICES OF THE ADVISER AND ADMINISTRATOR


     Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the investment adviser to each Fund. In this capacity, the Adviser, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to the Subadviser for the Special Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio.


     The Adviser is an indirect, majority-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Combined minority interests in the Adviser held by members of senior management of ReliaStar currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through Northwestern National Life Insurance Company ("Northwestern") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of the Adviser is Two Pickwick Plaza, Greenwich, Connecticut 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     The Adviser charges a fee under each advisory agreement to Government Securities Fund, High Yield Fund, Income Fund, Growth Fund, Special Fund and Strategic Income Fund at an annual rate, after voluntary waivers or expense reimbursements, of 0.45%, 0.45%, 0.65%, 0.75%, 0.75% and 0.65% of such Fund's average daily net assets, respectively. This fee is accrued daily and payable monthly.

     The Adviser charges a fee to the High Total Return Fund and Income and Growth Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and

0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion.

     The Adviser has agreed that if, in any fiscal year, the aggregate expenses of a Fund, exclusive of taxes, distribution fees, brokerage, interest and (with the prior consent of any necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the most restrictive expense limitations applicable to the Fund under state securities laws or published regulations thereunder, the Adviser will refund on a proportionate basis to the Fund whose expenses exceeded such limitation the excess over such amount up to the total fee received by the Adviser. Currently, the most restrictive of such limitations would require the Adviser to reimburse such a Fund to the extent that in any fiscal year such aggregate expenses exceed 2.5% of the first $30,000,000 of the average net assets, 2.0% of the next $70,000,000 of the average net assets and 1.5% of any amount of the average net assets in excess of $100,000,000.

     The Investment Advisory Agreement for the Income and Growth Fund and High Total Return Fund was approved by the Trustees of the Northstar Advantage Trust on October 23, 1993, and by the sole Shareholder of the Northstar Income and Growth Fund, and High Total Return Fund on November 8, 1993. The Investment Advisory Agreement continued in effect for a period of two years and was renewed by the Trustees for one year on October 31, 1995. It will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each Fund as defined in the 1940 Act.

     Each Investment Advisory Agreement for the remaining Funds was approved by the Trustees of the affected Fund on March 1, 1995 and by the shareholders of such Fund on June 2, 1995. Each such Investment Advisory Agreement will continue in effect until June 2, 1997, and thereafter, will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the particular Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of such Fund as defined in the 1940 Act.

     A Fund's Investment Advisory Agreement may be terminated as to any class, without penalty and at any time, by a similar vote upon not more than 60 days' nor less than 30 days' written notice by the Adviser, the Trustees, or a majority of the outstanding voting securities of such class of such Fund as defined in the 1940 Act. Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

     Pursuant to a Subadvisory Agreement between the Adviser and the Subadviser, effective February 1, 1996, Navellier acts as subadviser to Special Fund. In this capacity, Navellier Fund Management, Inc., subject to the supervision and control of the Adviser and the Trustees of Special Fund, will manage Special Fund's portfolio investments, consistently with such

Fund's investment objective, and will execute any of Special Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Subadvisory Agreement will accrue daily and be paid monthly by the Adviser. As compensation for its services, the Adviser will pay the Subadviser at the annual rate of 0.48 of 1% of the average daily net assets of Special Fund. The Subadviser is wholly-owned and controlled by its sole stockholder, Louis G. Navellier. The Subadviser's address is: Call Box 10012, Incline Village, Nevada 89450-1012. The Subadvisory Agreement was approved by the Trustees of the Fund on December 1, 1995, and by vote of the Shareholders of the Fund on January 30, 1996. The Subadvisory Agreement may be terminated without payment of any penalty by the Adviser, the Subadviser, the Trustees of such Fund, or the shareholders of such Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, the Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of Special Fund, or the vote of a majority of the outstanding voting securities of Special Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of Special Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Northstar Administrators Corporation serves as administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Adviser under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Adviser. The address of the Administrator is: Two Pickwick Plaza, Greenwich, Connecticut 06830.

     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Income and Growth Fund and High Total Return Fund on October 23, 1993, and continued in effect for a period of two years. The Agreement was renewed by the Trustees for one year on October 31, 1995 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust. The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of .10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.

     Each Administrative Services Agreement for the remaining Funds was approved by the Trustees of the particular Fund on March 1, 1995. The Agreements provide that until June 2, 1997, the Administrator will not receive any compensation under such agreements and thereafter shall receive such compensation as the Board of Trustees of the Funds may determine. The Agreements will continue in effect until June 2, 1997, and from year to year thereafter, provided such continuance is approved annually by a majority of the Disinterested Trustees of the affected Fund.

     During the fiscal years ended October 31, 1995 and 1994, the Funds listed below paid the Adviser and Administrator the following investment advisory and administrative fees, respectively:

                  TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID
                     DURING FISCAL YEAR ENDED OCTOBER 31,

                                           1995                                        1994
                                           ----                                        ----
                              Advisory Fees     Administrative Fees       Advisory Fees     Administrative Fees

Income and Growth Fund        $1,158,432        $154,457                    $509,440(1)            $64,452

High Total Return Fund        $941,310          $125,508                    $382,777(2)            $49,816

(1)  Does not reflect expense reimbursement of $57,594.

(2)  Does not reflect expense reimbursement of $72,201.

     Prior to June 5, 1995, the Government Securities, Strategic Income, High Yield, Income, Growth and Special Funds were managed by Boston Security Counsellors, Inc. ("BSC") and did not utilize the services of an administrator. During the fiscal years ended December 31, 1995, 1994 and 1993, the Funds listed below paid Northstar or BSC the following investment advisory fees:

                            TOTAL ADVISORY FEES PAID
                    DURING YEAR ENDED DECEMBER 31,

Fund                       1995            1994           1993



Government Fund (1)        678,996         $747,846       $767,370
High Yield Fund            683,323         $622,761       $432,063
Income Fund                477,095         $519,729       $447,631
Growth Fund                593,282         $604,576       $517,203
Special Fund               287,311(2)      $268,139       $145,178
Strategic Income Fund(3)   252,201         $57,726           --

     (1) Net of waiver of investment advisory fees of $301,776, $332,370 and $341,054 for the years ended December 31, 1995, 1994 and 1993, respectively.

     (2)  Does not reflect expense reimbursement of $733.

     (3) Does not reflect expense reimbursement of $57,336 in 1994, and $87,944 for the year ended December 31, 1995.

NET ASSET VALUE

     For each Fund in the Northstar Advantage Trust, equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. For the Northstar Advantage Special, Growth, Income, High Yield, Strategic Income, and Government Securities Funds, portfolio securities, options and futures contracts and options thereon that are traded on national exchanges or in the NASDAQ System are valued at the last sale or settlement price on the exchange or market where primarily traded or, if none that day, at the mean of the last reported bid and asked prices, using prices as of the close of trading on the applicable exchange or market. Securities and options that are traded in the OTC market (other than on the NASDAQ System) are valued at the mean of the last available bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Securities (including OTC options) for which market quotations are not readily available (which may constitute a major portion of the High Yield Fund's portfolio) and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

     The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. EST), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B, Class C and Class T shares of each Fund will generally be lower than that of the Class A shares because of the higher class-specific expenses borne by each of the Class B, Class C and Class T shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the
instrument.   See "How Net Asset Value is Determined" in the Prospectus.


PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of
(i) the Adviser or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above;
(c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 100 eligible employees. Class A shares of the Funds may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund with the same or similar investment objective, and PROVIDED the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of a Northstar Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Funds) is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.

HOW TO OBTAIN REDUCED SALES CHARGES ON CLASS A SHARES


     Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.

THE RIGHT OF REDEMPTION

     The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B, Class C and Class T shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

     The contingent deferred sales load will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump-sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A)(iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.





EXCHANGES

     The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (2) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (3) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (4) except for exchanges into the Money Market Portfolios, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (5) a properly executed exchange request has been received by the Transfer Agent.

     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of the Adviser to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations.
Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, the Adviser generally restricts shareholders to a maximum of six exchanges out of a Fund each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

CONVERSION FEATURE

     Class B shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund. Class T Shares convert to Class A shares at the end of the month that is the later of (i) eight years after the Class T Shares were purchased or (ii) May 31, 1998.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies;
(ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"; and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, each Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

     Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gain realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined
under rules that vary according to the elections made.   The 30% limitation may
limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

     Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company, such as the Special Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, each Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Special Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares
all or a portion of the sales charge incurred in acquiring those shares.   This
exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.

     Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "Dividends and Distributions Reinvestment Options" section of the Funds' current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, each Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made.

     Each Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.

UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for each Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.

     The Underwriting Agreements may be terminated at any time on not more than 60 days' written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Trustees of such Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.

     Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the

Underwriter up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Growth Fund, Special Fund and Strategic Income Fund), 0.75% (in the case of Income Fund) and 0.65% (in the case of Government Securities Fund and High Yield
Fund) of annual average daily net assets of such Fund's Class T shares.
However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Advantage Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.

     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; or services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.

     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class of shares of the affected Fund to which the Plan relates.

     During their fiscal year-ended October 31, 1995, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan of Distribution for each class:


                                                12 b-1 FEES


                          CLASS A        CLASS B       CLASS  C

Income and Growth Fund   $141,250        $473,783      $313,742

High Total Return Fund   $ 99,831        $535,252      $ 49,292


     For the year ended October 31, 1995, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of each Fund listed below were as follows:

                                           INCOME AND GROWTH

                              CLASS A        CLASS B        CLASS C

Salaries/Overrides            $347,697       $   55,653     $110,521
Regional Marketing Manager    $_______       $_________     $_______
Expenses/Convention Expense   $168,576       $   56,473     $ 21,461
Commissions Paid              $_______       $1,070,218     $467,143
Marketing Expense             $ 86,328       $_________     $_______

Total                         $602,601       $1,182,344     $599,125


                                     HIGH TOTAL RETURN FUND

                              CLASS A        CLASS B        CLASS C

Salaries/Overrides            $530,951       $  176,089    $ 23,877
Regional Marketing Manager    $_______       $_________    $_______
Expenses/Convention Expense   $149,561       $   60,883    $  5,069
Commissions Paid              $_______       $3,009,409    $ 90,784
Marketing Expense             $ 70,460       $_________    $_______

Total                         $750,972       $3,246,381    $119,730

     For the following Funds' fiscal year ended October 31, 1995, the Distributor received the following amounts in sales charges, after reallowance to Dealers.


                                              UNDERWRITING FEES

                              CLASS A         CLASS B        CLASS C

Income and Growth Fund        $221,615        $490,136       $315,723

High Total Return Fund        $196,152        $548,708       $ 52,534


     During their fiscal year ended December 31, 1995, each class of shares of the Funds listed below, paid the following 12b-1 distribution and service fees pursuant to the Distribution Plan for each class.

                          CLASS A     CLASS B     CLASS C     CLASS T

Government Securities    $ 1,392      $  6,354    $   32      $973,588
High Yield Fund          $ 7,358      $ 59,176    $8,287      $927,236
Strategic Income         $93,589      $148,079    $9,767      $278,019
Growth Fund              $ 2,523      $  5,718    $  245      $737,831
Special Fund             $ 3,463      $  5,097    $  283      $347,851
Income Fund              $   835      $  5,264    $  449      $544,122

     During the fiscal year ended December 31, 1995, expenses incurred by the Distributor (or Advest with respect to Class T Shares prior to June 2, 1995) for certain distribution related activities with respect to each class of shares of the Funds listed below were as follows:


                                            GOVERNMENT                                 HIGH
                                            SECURITIES                                 YIELD
EXPENSE                                     FUND                                       FUND

                             CLASS A   CLASS B   CLASS C   CLASS T      CLASS A  CLASS B   CLASS C   CLASS T
                             -------   -------   -------   -------      -------  --------   -------   -------
Salaries/Overrides            17,259     6,140      93     _______      40,871      72,434     9,138   _______
Regional Marketing Manager   _______   _______      --     _______      ______   _________   _______   _______
Expenses/Convention Expense    1,070       484      --     _______       5,185       4,463       351   _______
Commissions Paid             _______    95,686      45     565,766      ______   1,154,747    37,794   545,444
Marketing Expense                736   _______   _______   _______       2,298   _________   _______   _______


                                            STRATEGIC
                                            INCOME
EXPENSE                                     FUND
                             CLASS A   CLASS B   CLASS C   CLASS T
                             -------   -------   -------   -------

Salaries/Overrides           122,525    29,029     4,915   _______
Regional Marketing Manager   _______   _______   _______   _______
Expenses/Convention Expense   55,380    15,605       654   _______
Commissions Paid             _______   503,657    18,664   169,468
Marketing Expense             25,935   _______   _______   _______



                                              GROWTH                                    SPECIAL
EXPENSE                                       FUND                                      FUND
                             CLASS A   CLASS B   CLASS C   CLASS T      CLASS A   CLASS B   CLASS C   CLASS T
                             -------   -------   -------   -------      -------   -------   -------   -------

Salaries/Overrides              5,125     4,369       239  _______        7,719     4,473       173   _______
Regional Marketing Manager    _______   _______   _______  _______      _______   _______   _______   _______
Expenses/Convention Expense     1,742       437        12  _______        2,375       394        14   _______
Commissions Paid              _______    75,145       482  437,610      _______    60,874       600   200,958
Marketing Expense                 675   _______   _______  _______          884   _______   _______   _______



                                              INCOME
EXPENSE                                       FUND
                             CLASS A   CLASS B   CLASS C   CLASS T
                             -------   -------   -------   -------

Salaries/Overrides              3,758     4,132       598  _______
Regional Marketing Manager    _______   _______   _______  _______
Expenses/Convention Expense       584       407        21  _______
Commissions Paid              _______    69,328     2,130  316,699
Marketing Expense                 257   _______   _______  _______



   For the following Funds' fiscal year ended December 31, 1995, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:

                          CLASS A     CLASS B     CLASS C     CLASS T
                          -------     -------     -------     -------

Government Securities    $ 46,349     $   910     $  -0-      $326,917
High Yield Fund          $214,275     $12,628     $3,561      $403,247
Strategic Income         $ 43,244     $ 9,438     $1,136      $ 43,507
Growth Fund              $ 15,602     $ 1,644     $    2      $121,171
Special Fund             $ 21,128     $   800     $  -0-      $156,167
Income Fund              $ 18,512     $   444     $    1      $113,882

TRUSTEES AND OFFICERS

     The Trustees and principal Officers of each Fund and their business
affiliations for the past five years are set forth below.   Unless otherwise
noted, the mailing address of the Trustees and Officers of the Northstar Advantage Trust and each Northstar Advantage Fund is c/o the particular Fund, Two Pickwick Plaza, Greenwich, CT 06830. The current Trustees were elected by shareholders of the Fund, effective June 2, 1995:

--------------------------------------------------------------------------------

                          POSITION
                       WITH THE TRUST/      BUSINESS AFFILIATIONS
NAME, ADDRESS              FUNDS            AND PRINCIPAL OCCUPATIONS
--------------------------------------------------------------------------------

Robert B. Goode, Jr.     Trustee        Retired. From 1990 to 1991,
                                        Chairman of The First Reinsurance
                                        Company of Hartford.  From 1987 to
                                        1989, President and Director of
                                        American Skandia Life Assurance
                                        Company.  Since October 1993,
                                        Trustee of the Northstar affiliated
                                        investment companies.

Paul S. Doherty          Trustee        President, Doherty, Wallace,
                                        Pillsbury and Murphy, P.C.,
                                        Attorneys.  Director, Tambrands,
                                        Inc.  Since October 1993, Trustee
                                        of the Northstar affiliated
                                        investment companies.

David W. Wallace         Trustee        Chairman of Putnam Trust Company,
                                        Lone Star Industries and FECO
                                        Engineered Systems, Inc.  He is
                                        also President and Trustee of
                                        Robert R. Young Foundation and
                                        Governor of the New York Hospital.
                                        Director of UMC Electronics and
                                        Zurn Industries, Inc. Former
                                        Chairman and Chief Executive
                                        Officer, Todd Shipyards and Bangor
                                        Punta Corporation, and former
                                        Chairman and Chief Executive
                                        Officer of National Securities &
                                        Research Corporation. Since October
                                        1993, Trustee of the Northstar
                                        affiliated investment companies.

Mark L. Lipson*          Trustee and    Director, Chairman and Chief
                         President      Executive Officer of Northstar and
                                        NWNL Northstar Inc.  Director and
                                        President of Northstar
                                        Administrators Corporation and
                                        Director and Chairman of NWNL
                                        Northstar Distributors, Inc.,
                                        President and Trustee of the
                                        Northstar affiliated investment
                                        companies since October 1993.
                                        Prior to August, 1993, Director,
                                        President and Chief Executive
                                        Officer of National Securities &
                                        Research Corporation and President
                                        and Director/Trustee of the
                                        National Affiliated Investment
                                        Companies and certain of National's
                                        subsidiaries.

--------------------------------------------------------------------------------

                          POSITION
                       WITH THE TRUST/      BUSINESS AFFILIATIONS
NAME, ADDRESS              FUNDS            AND PRINCIPAL OCCUPATIONS
--------------------------------------------------------------------------------

John G. Turner*          Trustee and    Since May 1993, Chairman and CEO of
                         Chairman of    ReliaStar and Northwestern National
                         the Board      Life Insurance Co. and Chairman of other
                                        ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

Alan L. Gosule           Trustee        Partner, Rogers & Wells. Director,
                                        F.L. Putnam Investment Management
                                        Co., Inc.

David W.C. Putnam        Trustee        President, Clerk and Director of
                                        F.L. Putnam Securities Company,
                                        Incorporated, F.L. Putnam
                                        Investment Management Company,
                                        Incorporated, Interstate Power
                                        Company, Inc., Trust Realty Corp.
                                        and Bow Ridge Mining Co.; Director
                                        of Anchor Investment Management
                                        Corporation; President and Trustee
                                        of Anchor Capital Accumulation
                                        Trust, Anchor International Bond
                                        Trust, Anchor Gold and Currency
                                        Trust, Anchor Resources and
                                        Commodities Trust and Anchor
                                        Strategic Assets Trust.

John R. Smith            Trustee        Financial Vice President of Boston
                                        College (1970-1991); President
                                        (since 1991) of New England
                                        Fiduciary Company (financial
                                        planning); Chairman (since 1987) of
                                        Massachusetts Educational Financing
                                        Authority; Vice Chairman of
                                        Massachusetts Health and Education
                                        Authority.

Walter H. May            Trustee        Retired. Former Marketing Director
                                        for Piper Jaffrey, Inc.

Ernest N. Mysogland      Vice           (Income and Growth Fund, Growth
                         President      Fund, Income Fund, Special Fund).
                                        Executive Vice President and Chief
                                        Investment Officer-Equities of
                                        Northstar.  From 1992 to August
                                        1993, Senior Vice President and
                                        Chief Investment Officer-Equities
                                        of National Securities & Research
                                        Corporation and Vice President of
                                        National Affiliated Investment
                                        Companies.  Prior to joining
                                        National in 1992, Mr. Mysogland was
                                        the President & Chief Investment
                                        Officer of Reinoso Asset
                                        Management.  From 1988 to 1991, Mr.
                                        Mysogland was Executive Vice
                                        President and Chief Investment
                                        Officer of Gintel Equity
                                        Management.

--------------------------------------------------------------------------------

                          POSITION
                       WITH THE TRUST/      BUSINESS AFFILIATIONS
NAME, ADDRESS              FUNDS            AND PRINCIPAL OCCUPATIONS

--------------------------------------------------------------------------------

Thomas Ole Dial          Vice           (High Total Return Fund, Income
                         President      Fund, Strategic Income Fund, High
                                        Yield Fund, Government Securities
                                        Fund).  Executive Vice President
                                        and Chief Investment Officer-Fixed
                                        Income of Northstar and Principal,
                                        T.D. & Associates, Inc.  From 1989
                                        to August 1993, Executive Vice
                                        President and Chief Investment
                                        Officer-Fixed Income of National
                                        Securities & Research Corporation,
                                        Vice President of National
                                        Affiliated Investment Companies,
                                        and Vice President of NSR Asset
                                        Management Corp.  From 1988 to
                                        1989, President, Dial Capital
                                        Management.


Margaret D. Patel        Vice           (Government Securities Fund, Income
                         President      Fund, Strategic Income Fund).  Vice
                                        President and Managing Director of
                                        Northstar.  Former Senior Vice
                                        President of BSC (1988 to May
                                        1995); Former President and
                                        Portfolio Manager at Fixed Income
                                        Asset Management, Inc. (1986 to
                                        1988); Former Portfolio Manager at
                                        American Capital and Dreyfus
                                        Corporation (prior to 1988).

Prescott B. Crocker      CFA,           (Strategic Income Fund, High Yield
                         Vice           Fund). Vice President and Managing
                         President      Director of Northstar.  Former
                                        Senior Vice President and Director,
                                        Fixed Income Investments of BSC
                                        (November 1993 to May 1995); Former
                                        Senior Portfolio Manager at
                                        Colonial Management Associates,
                                        Inc. (1975-1993); prior to 1993,
                                        Mr. Crocker served in various
                                        senior investment management
                                        positions at Colonial Management
                                        Associates, Inc.

Geoffrey Wadsworth       Vice           (Income and Growth Fund, Growth
                         President      Fund, Special Fund). Vice President
                                        of Northstar.  Co-Manager of
                                        Northstar Advantage Income and
                                        Growth Fund and other Northstar
                                        affiliated equity funds. Former
                                        Vice President and Portfolio
                                        Manager with National Securities &
                                        Research Corporation.

--------------------------------------------------------------------------------
                          POSITION
                       WITH THE TRUST/       BUSINESS AFFILIATIONS
NAME, ADDRESS              FUNDS            AND PRINCIPAL OCCUPATIONS
--------------------------------------------------------------------------------

Agnes Mullady            Vice           Senior Vice President and Chief
                         President and  Financial Officer of Northstar,
                         Treasurer      Senior Vice President and Treasurer
                                        of Northstar Administrators
                                        Corporation, and Vice President and
                                        Treasurer of NWNL Northstar
                                        Distributors, Inc.  From 1987 to
                                        1993 Treasurer and Vice President
                                        of National Securities & Research
                                        Corporation.

Lisa M. Hurley           Vice           Senior Vice President, General
                         President and  Counsel of Northstar.  Executive
                         Secretary      Vice President and Secretary of
                                        Northstar Administrators
                                        Corporation, and Vice President and
                                        Secretary of NWNL Northstar
                                        Distributors, Inc.  Former Vice
                                        President and General Counsel of
                                        National Securities & Research
                                        Corporation.

*Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     Mone Anathan, III, Dr. Loring E. Hart, Reverend Bartley MacPhaidin and Edward T. Sullivan, each of whom were previously Trustees of the Funds, serve on an Advisory Board. The Advisory Board is expected to provide advice to the Board of Trustees in order to facilitate a smooth management transition regarding the advisory services to be provided by Northstar and to provide such other advise as the Board of Trustees may request from time to time.
The Advisory Board will have no authority or control over the Funds. Northstar has agreed to assume all expenses associated with the Advisory Board for three years.


     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.


     As of January 31, 1996, all Trustees and executive officers of each Fund as a group owned beneficially or of record less than 1% of the outstanding securities of such Fund.

     To the knowledge of the Funds, as of January 31, 1996, no shareholder owned beneficially(b) or of record(r) more than 5% of a Fund's outstanding shares, except as set forth below:

(1) Strategic Income Fund
    ---------------------
    Merrill Lynch Pierce Fenner & Smith  10% (r)
    Jacksonville, Fla.

    Norwest Bank 6% (r)
    Minneapolis, MN

    Northern Life Ins. Co.  8% (r)
    Minneapolis, MN

(2) High Yield Fund
    ---------------
    Merrill Lynch Pierce Fenner & Smith  10% (r)
    Jacksonville, Fla.

(3) Income and Growth Fund
    ----------------------
    Merrill Lynch Pierce Fenner & Smith 13%(r)
    Jacksonville, Fla.

    Norwest Bank 11.7%(r)
    Minneapolis, MN

(4) High Total Return Fund
    ----------------------
    Merrill Lynch Pierce Fenner & Smith 21%(r)
    Jacksonville, Fla.

                               COMPENSATION TABLE
                       Fiscal year Ended October 31, 1995
                            Northstar Advantage Trust
                     (Income and Growth, High Total Return
           and the former Northstar Advantage Multi Sector Bond Fund)



------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR RETIREMENT                             TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION   BENEFITS ACCRUED AS PART     ESTIMATED ANNUAL       ALL FUNDS CURRENTLY IN
       NAME,                      FROM EACH FUND            OF FUND EXPENSES           BENEFITS UPON           NORTHSTAR FUNDS
     POSITION                                                                           RETIREMENT                COMPLEX(b)
------------------------------------------------------------------------------------------------------------------------------------
 Alan L. Gosule, Esq.                  $1,417                     N/A                       N/A                    $14,950
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John R. Smith, Ph.D.                  $1,667                     N/A                       N/A                    $15,350
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W.C. Putnam                     $1,417                     N/A                       N/A                    $22,750
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Robert B. Goode, Jr.                  $4,083                     N/A                       N/A                    $13,750
 (Trustee)

------------------------------------------------------------------------------------------------------------------------------------
 Paul S. Doherty                       $4,083                     N/A                       N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W. Wallace                      $4,083                     N/A                       N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Mark L. Lipson                         -0-                       N/A                       N/A                      -0-
 (President and
 Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John G. Turner                         -0-                       N/A                       N/A                      -0-
 (Chairman and Trustee)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                COMPENSATION TABLE
                     Fiscal year Ended December 31, 1995
          Government Securities, Strategic Income, High Yield, Income,
                            Growth and Special Funds


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     PENSION OR RETIREMENT                                 TOTAL COMPENSATION FROM
                         AGGREGATE COMPENSATION      BENEFITS ACCRUED AS           ESTIMATED ANNUAL         ALL FUNDS CURRENTLY IN
        NAME,             FROM EACH FUND(a)         PART OF FUND EXPENSES          BENEFITS UPON             NORTHSTAR FUNDS
      POSITION                                                                      RETIREMENT                  COMPLEX(b)
------------------------------------------------------------------------------------------------------------------------------------

 Alan L. Gosule, Esq. $1,908     $1,908   $1,908                N/A                        N/A                    $14,950
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John R. Smith, Ph.D. $1,934     $1,934   $1,933                N/A                        N/A                    $15,350
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W.C. Putnam    $5,258     $4,774   $1,460                N/A                        N/A                    $22,750
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Robert B. Goode, Jr. $  708     $  708   $  708                N/A                        N/A                    $13,750
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Paul S. Doherty      $  708     $  708   $  708                N/A                        N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W. Wallace     $  708     $  708   $  708                N/A                        N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Mark L. Lipson       $  -0-     $  -0-   $  -0-                N/A                        N/A                    $    -0-
 (President and
 Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John G. Turner       $  -0-     $  -0-   $  -0-                N/A                        N/A                    $    -0-
 (Chairman and
 Trustee)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     PENSION OR RETIREMENT                                 TOTAL COMPENSATION FROM
                         AGGREGATE COMPENSATION      BENEFITS ACCRUED AS           ESTIMATED ANNUAL         ALL FUNDS CURRENTLY IN
        NAME,             FROM EACH FUND(a)         PART OF FUND EXPENSES          BENEFITS UPON             NORTHSTAR FUNDS
      POSITION                                                                      RETIREMENT                  COMPLEX(b)
------------------------------------------------------------------------------------------------------------------------------------
                      Income     Special  Growth

 Alan L. Gosule, Esq. $1,908     $3,408   $1,908                N/A                        N/A                    $14,950
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John R. Smith, Ph.D. $1,934     $3,433   $1,934                N/A                        N/A                    $15,350
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W.C. Putnam    $2,906     $3,366   $2,984                N/A                        N/A                    $22,750
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Robert B. Goode, Jr. $  708     $  708   $  708                N/A                        N/A                    $13,750
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Paul S. Doherty      $  708     $ 2208   $  708                N/A                        N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 David W. Wallace     $  708     $ 2208   $  708                N/A                        N/A                    $15,250
 (Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 Mark L. Lipson       $  -0-     $  -0-   $  -0-                N/A                        N/A                    $
 (President and
 Trustee)
------------------------------------------------------------------------------------------------------------------------------------
 John G. Turner       $  -0-     $  -0-   $  -0-                N/A                        N/A                    $
 (Chairman and
 Trustee)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


     (a) Prior to June 2, 1995 the Trustees who were not interested persons, other than David Putman, were paid a per fund fee of $500 for each full calendar year during which services were rendered to the Funds. In addition, they were paid a per fund fee of $250 for attending each of the Trustees' meetings, $100 per fund for attending each audit committee meeting, $100 audit committee retainer per fund and were reimbursed for out-of-pocket expenses. Mr. Putnam, former Chairman of these Funds, received a fee of $30,000 per annum.

     (b) Compensation paid by six Advantage Fund trusts formerly advised by BSC, the Northstar Advantage Trust funds and the Northstar/NWNL & Trust funds.

OTHER INFORMATION

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P. has been selected as the independent accountants of the Northstar Advantage Trust and each Northstar Advantage Fund. Coopers & Lybrand L.L.P. audits the Funds' annual financial statements and expresses an opinion thereon.

CUSTODIAN

     Custodial Trust Company, Princeton, New Jersey, acts as custodian for the High Total Return and Income and Growth Funds, and First Data Investor Services, Inc. ("First Data"), Boston, Massachusetts, serves as fund accounting agent for these Funds; State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the remaining Funds.


TRANSFER AGENT

     Pursuant to a Transfer Agency Agreement with each Fund, First Data (the "Transfer Agent") acts as the Transfer Agent for each Fund. Pursuant to a Sub-Transfer Agency Agreement between Advest Transfer Services, Inc. ("ATS") and First Data, ATS serves as the sub-transfer agent for the Funds offering Class T shares, and, prior to June 5, 1995, ATS acted as transfer agent to these Funds.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Northstar Advantage Trust ends on October 31. The fiscal year of each other Fund ends on December 31. Each Fund will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

ORGANIZATIONAL AND RELATED INFORMATION

          Government Securities Fund (formerly The Advantage Government Securities Fund) was organized in 1986; Strategic Income Fund (formerly The Advantage Strategic Income Fund) was organized in 1994; High Yield Fund (formerly The Advantage High Yield Bond Fund) was organized 1989; Income Fund (formerly The Advantage Income Fund) was organized in 1986; Growth Fund (formerly The Advantage Growth Fund) was organized in 1986; and Special Fund (formerly The Advantage Special Fund) was organized in 1986. Northstar Advantage Trust (formerly NWNL Northstar Series Trust), and two of its series High Total Return Fund (formerly NWNL Northstar High Yield Bond Fund) and Income and Growth Fund (formerly NWNL Northstar Income and Growth Fund), was organized in 1993.

     The shares of each Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for each Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of a Fund solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

PERFORMANCE INFORMATION

     Performance information for the Funds may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare each Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of CD performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Funds may, from time to time, include various measures of a Fund's performance, including the current yield, the tax-equivalent yield and the average annual total return of shares of the Funds in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect a Fund's volatility risk.

TOTAL RETURN

     Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:
P(1+T)TO THE POWER OF n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.

YIELD

     Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

     Yield = 2[(a-b + 1)TO THE POWER OF 6 -1]
                ---
                cd
     Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

     c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d =  the maximum offering price per share on the last day of the period

      The maximum offering price includes a maximum contingent deferred sales load of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

     All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Funds' distribution plans. Except as noted, the performance results take the contingent deferred sales load into account.

     The yield for Class A, B, C and T shares of the Government Securities Fund, the High Yield

Fund, the Strategic Income Fund, and the Income Fund for the month ended December 31, 1995, and the yield for Class A, B and C of the High Total Return Fund for the month ended October 31, 1995 was as follows:


                                              YIELD

FUND                          CLASS A   CLASS B   CLASS C   CLASS T

Government Fund               5.58%     5.26%     5.24%     5.53%
High Yield Fund               8.43      8.09      8.14      8.53
Strategic Income Fund         5.68      5.34      5.38      5.45
Income Fund                   3.95      3.20      2.40      3.48
High Total Return Fund       10.42     10.25     10.20      N.A

NON-STANDARDIZED TOTAL RETURN

     In addition to the performance information described above, the Funds may provide total return information that is not calculated according to the formula set forth above ("None-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.

     The following table summarizes the calculation of Standardized and Non-Standardized Return for Class A, Class B and Class C shares of each Fund in Northstar Advantage Trust and for Class A, Class B, Class C and Class T shares of the other Funds for the periods indicated.

     NORTHSTAR ADVANTAGE TRUST. The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1995, assuming the contingent deferred sales load HAS been assessed.

                                             SINCE
                              ONE YEAR       INCEPTION*

     HIGH TOTAL RETURN FUND

     Class A                  7.66%          2.14%
     Class B                  6.97%          (1.05)%
     Class C                  11.44%         2.38%

     INCOME AND GROWTH FUND

     Class A                  6.93%          4.68%
     Class B                  6.41%          1.57%
     Class C                  10.43%         5.79%

     The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1995, assuming the contingent deferred sales load HAS NOT been assessed.

                                             SINCE
                              ONE YEAR       INCEPTION*

     HIGH TOTAL RETURN FUND

     Class A                  13.02%         4.68%
     Class B                  11.97%         0.94%
     Class C                  12.44%         2.38%

     INCOME AND GROWTH FUND

     Class A                  13.19%         7.29%
     Class B                  12.31%         3.84%
     Class C                  12.33%         5.79%
___________________________

* The inception date for Class A, Class B and Class C shares of High Total Return Fund and Income and Growth Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively.

     THE REMAINING FUNDS. The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1995, assuming the maximum sales charge HAS been assessed.


                                                          SINCE
                                 ONE YEAR  FIVE YEARS     INCEPTION*

     Government Securities Fund   18.90%     65.37%         113.54%
     High Yield Fund               9.71%    147.14%          92.51%
     Income Fund                  21.11%     76.92%         149.45%
     Growth Fund                  20.46%     89.16%         183.42%
     Special Fund                  7.34%    129.28%         143.95%
     Strategic Income Fund        10.54%      N/A            13.99%

     The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1995, assuming the maximum sales charge HAS NOT been assessed.


                                                            SINCE
                                 ONE YEAR   FIVE YEARS     INCEPTION*

     Government Securities Fund   22.9 %     65.37%         113.54%
     High Yield Fund              13.31%    147.14%          92.51%

     Income Fund                  25.11%     76.92%         149.45%
     Growth Fund                  24.40%     89.16%         183.42%
     Special Fund                 11.34%    129.28%         143.95%
     Strategic Income Fund        12.39%       N/A           16.99%

___________________________

* The inception date for Class T shares of Government Securities, Income, Growth and Special Funds was February 1, 1986. The inception date for Class T shares of the High Yield Fund was July 5, 1989. The inception date for Class T shares of the Strategic Income Fund was July 1, 1994.

     The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1995, assuming the maximum sales charge HAS been assessed.


                                   CLASS A   CLASS B   CLASS C

     Government Securities Fund    5.08%      4.83%      8.83%
     High Yield Fund              (0.78)%    (1.11)%     2.83%
     Income Fund                   6.69%      6.75%     10.60%
     Growth Fund                   6.23%      6.86%     10.29%
     Special Fund                  6.85%      6.79%     10.79%
     Strategic Income Fund         1.04%      0.54%      4.47%

     The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1995, assuming the maximum sales charge HAS NOT been assessed.

                              CLASS A   CLASS B   CLASS C

Government Securities Fund   10.04%     9.61%     9.61%
High Yield Fund              11.48%     4.17%     4.17%
Income Fund                  11.95%    11.56%    11.49%
Growth Fund                  11.55%    11.27%    11.17%
Special Fund                 12.20%    11.79%    11.79%
Strategic Income Fund         6.40%     5.89%     5.81%


OTHER INFORMATION CONCERNING FUND PERFORMANCE

     A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: BANXQUOTE, BARRON'S, BUSINESS WEEK, CDA INVESTMENT TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER DIGEST, FINANCIAL WORLD, FORBES, FORTUNE, IBC/DONOGHUES'S MONEY FUND REPORT, IBBOTSON ASSOCIATES, INC., INVESTMENT COMPANY DATA, INC., INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MUTUAL FUND VALUES, THE NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, USA TODAY, U.S. NEWS AND WORLD REPORT, WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANIES SERVICES, WORKING WOMAN.

     When comparing yield, total return and investment risk of shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

     The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

FINANCIAL STATEMENTS

     The Northstar Advantage Trust's audited financial statements dated October 31, 1995 and the report of the independent accountants, Coopers & Lybrand L.L.P. with respect to such financial statements, are hereby incorporated by reference to the Annual Report to Shareholders of the Northstar Advantage Trust for the fiscal year ended October 31, 1995.


     The audited financial statements of Government Securities Fund, High Yield Fund, Income Fund, Growth Fund, Special Fund and Strategic Income Fund as of and for the fiscal period ended December 31, 1995 and the report of the independent accountants, Coopers & Lybrand L.L.P., with respect to such financial statements are hereby incorporated by reference to the Annual Report to Shareholders of The Advantage Family of Funds for the fiscal year ended December 31, 1995.

                                     PART  C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:  Included in Part A:
     NORTHSTAR ADVANTAGE TRUST - Financial Highlights for a share outstanding throughout the period November 8, 1993 (Class A) February 9, 1994 (Class B) and March 21, 1994 (Class C) (commencement of offering of each Class) through October 31, 1995.

     GOVERNMENT SECURITIES, INCOME, GROWTH AND SPECIAL FUNDS: Financial Highlights for a share outstanding throughout the period February 3, 1986 (commencement of operations) to December 31, 1995.

     HIGH YIELD FUND: Financial Highlights for a share outstanding throughout the period June 5, 1989 (commencement of operations) through December 31, 1995.

     STRATEGIC INCOME FUND: Financial Highlights for a share outstanding throughout the period July 1, 1994 (commencement of operations) to December 31, 1995.

     Included in Part B: The audited financial statements for the year ended October 31, 1995 for the Northstar Advantage Trust and for the year ended December 31, 1995 for the Government Securities, Strategic Income, High Yield, Income, Growth and Special Funds, and the report of the independent accountants with respect to such financial statements are incorporated in the Statement of Additional Information for the Trust and each Fund by reference to the Annual Report to Shareholders for the Trust and each Fund for the fiscal years ended October 31, 1995 and December 31, 1995, respectively. The incorporated financial information for the years ended October 31, 1995 for the Trust and December 31, 1995 for the other Funds includes the following: Statement of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and report of independent accountants.

(b)       EXHIBITS  - NORTHSTAR ADVANTAGE TRUST

      (1)       Form of Declaration of Trust*
      (2)       By-Laws*
      (3)(4)    N/A
      (5)       Investment Advisory Agreement*
      (6)       Underwriting Agreements*
      (7)       N/A
      (8)       Custody Agreement*
      (9) (a)   Transfer Agency Agreement*
          (b)   Administration Agreement*
          (c)   Administrative Services Agreement*
      (10)      Opinion  of Counsel*
      (11)      Consent of Independent Public Accountants*
      (12)      Not  Applicable
      (13)      N/A
      (14       N/A
      (15)      Plans of Distribution pursuant to Rule 12b-1*
      (16)      Performance Information*
      (17)      Power of Attorney *1
      (18)      Inapplicable
      (27)      Financial Data Schedule (EX-27)*

---------------------
 *  Filed Herewith
(1) Except for Power of Attorney executed by Walter H. May, Powers of Attorney were filed as an Exhibit to Registrant's PEA No. 6 and are incorporated herein by reference.

EXHIBITS - GOVERNMENT SECURITIES, INCOME, GROWTH, SPECIAL, HIGH YIELD AND STRATEGIC INCOME FUNDS.

(1)       Form of Amended and Restated Declaration of Trust (1)
(2)       By-Laws (1)
(3)(4)    Not Applicable
(5)       (a) Form of Investment Advisory Agreement (1)
          (b) Subadvisory  Agreement for Northstar Advantage Special Fund*
(6)       (a)-(d) Form of Underwriting Agreements for Classes A, B, C and T
              Shares (1)
          (e) Form of Dealer Agreement for Northstar Affiliated Investment Cos.
              (1)
          (f) Form of Special Dealer Agreement between Northstar Distributors and Advest, Inc. (1)
(7)       Not Applicable
(8)       Form of Custody Agreement (1)
(9)       (a) Form of Transfer Agency Agreement (1)
          (b) Form of Sub-Transfer Agency Agreement (1)
          (c) Form of Administrative Services Agreement (1)
          (d) Administration Agreement*
(10)      Opinion of Counsel*
(11)      Consent of  Independent Public Accountants*
(12)      Annual Report to Shareholders*
(13)      Not Applicable
(14)      Not Applicable
(15)      Form of Distribution Plan for Classes A, B, C and T Shares (1)
(16)      Performance Information*
(17)      Powers of Attorney *(2)
(18)      Not Applicable
(27)      Financial Data Schedules (EX-27)*



               NOTES TO EXHIBIT LISTING

*    Filed herewith
(1). Previously filed as an Exhibit to the Registrant's Post-Effecitve Amendment as follows and incorporated herein by reference: Government Securities Fund - PEA No. 16; Income Fund - PEA No. 15; Growth Fund - PEA No. 15; Special Fund - PEA No. 15; High Yield Fund - PEA No. 11; Strategic Income Fund - PEA No. 7.

(2). Except for the Power of Attorney executed by Walter May, all powers of attorney were filed as an Exhibit to the Registrant's Post-Effective Amendment as follows and are incorporated herein by reference: PEA No. 6-Strategic Income Fund; PEA No. 10-High Yield Fund; PEA No. 15-Government Securities Fund;
PEA No. 14-Income Fund, Growth Fund and Special Fund.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

As of January 31, 1996, the Registrant had the following number of record security holders:

Title of Class           Fund                             Number of Shareholders
--------------           ----                             ----------------------

Shares of      Income & Growth Fund    (A) 1576 (B) 2337  (C) 1588
Benefical      High Total Return Fund  (A) 3493 (B) 4607  (C) 572
Interest       Government Securities   (A) 103  (B) 323   (C) 4   (T) 6788
               High Yield Bond         (A) 469  (B) 1722  (C) 99  (T) 8602
               Income                  (A) 73   (B) 363   (C) 24  (T) 5529
               Growth                  (A) 155  (B) 481   (C) 26  (T) 7191
               Special                 (A) 192  (B) 460   (C) 12  (T) 4118
               Strategic Income        (A) 368  (B) 937   (C) 73  (T) 2035

ITEM 27.  INDEMNIFICATION - NORTHSTAR ADVANTAGE TRUST

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

     (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

     (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)  by the court or other body approving the settlement or other disposition;
     or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any

     Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
     Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management of the Funds" in the Prospectus and Services of the Adviser and Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in the Registration Statement.

Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 31, 1994.

                    POSITION WITH  OTHER SUBSTANTIAL
                    INVESTMENT     BUSINESS, PROFESSION
NAME                ADVISER        VOCATION OR EMPLOYMENT
----                -------        ----------------------

John Turner         Director       Chairman and CEO, ReliaStar Financial Corp.
                                   and affiliates; Director of Northstar
                                   Affiliates; Trustee and Chairman, Northstar
                                   Affiliated Investment Companies.

John Flittie        Director       President, ReliaStar Financial Corp. and
                                   affiliates; Director, Northstar Affilates.

Mark L. Lipson      Chairman/CEO   Director and Officer of Northstar
                    Director       Distributors, Inc., Northstar Administrators
                                   Corp. and NWNL Northstar, Inc. Trustee
                                   and President, Northstar Affiliated
                                   Investment Companies.

Robert J. Adler     Executive      President Northstar Distributors, Inc.
                    Vice
                    President,
                    Sales &
                    Marketing

Thomas Ole Dial     Executive      Vice President, Northstar Affiliated
                    Vice           Investment Companies, and Principal, TD
                    President -    Associates Inc.
                    Chief
                    Investment
                    Officer,
                    Fixed Income

Ernest Mysogland    Exec.Vice      Vice President - Northstar Affiliated
                    President      Investment Companies.
                    Chief
                    Investment
                    Officer -
                    Equities

Prescott Crocker    Vice           Vice President, Northstar Affiliated Invest-
                    President/     ment Cos.  Former Vice President and Port-
                    Managing       folio Manager for Boston Security
                    Director       Counsellors, Inc.

Margaret Patel      Vice            Vice President, Northstar Affiliate Invest-
                    President/      ment Cos.  Former Vice President and Port-
                    Managing        folio Manager for Boston Security
                    Director        Cousellors, Inc.


Geoffrey Wadsworth  Vice            Vice President - Northstar Affiliated
                    President/      Investment Companies.
                    Investments
                    and Portfolio
                    Manager

Jeffrey Aurigemma   Vice             Vice President - Northstar Affiliated
                    President -      Investment Companies.
                    Investments

Michael Graves      Vice             Vice President - Northstar Affiliated
                    President        Investment Companies
                    Investments

Agnes Mullady       Sr. Vice         Vice President & Treasurer of Northstar
                    President        Affiliates and the Northstar Affiliated
                    and CFO          Investment Companies.


Lisa M. Hurley      Sr. Vice         Executive Vice President, Northstar
                    President        Administrators Corp., Vice President
                    General Counsel  Northstar Distributors and Northstar
                    & Secretary      Affiliated  Investment Companies.



Gertrude Purus      Vice             Vice President Northstar Distributors and
                    President        Northstar Administrators Corp.
                    Operations

Stephen Vondrak     Vice             Vice President - Northstar Distributors,
                    President        Inc., Former Regional Marketing
                    Sales/Marketing  Manager with Roger Engemann
                                     and Associates from 1991-1994.


Mark Sfarra         Vice             Vice President - Northstar Distributors,
                    President -      Inc.
                    Marketing



ITEM 29. PRINCIPAL UNDERWRITER

(a) See "Management of the Funds - The Adviser and Affiliated Service Providers" and "How to Purchase Shares" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Northstar, Two Pickwick Plaza, Greenwich, CT 06830.

(b)  (1)                      (2)                           (3)
Name and Principal       Position and Offices     Position and Offices
Address                  with Underwriter         with Registrant
------------------       --------------------     --------------------

John Turner              Director                 Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

John Flittie             Director                 None
20 Washington Ave. South
Minneapolis, MN

Mark L. Lipson           Chairman & Director      Trustee and President

Robert J. Adler          President                None

Mark Blinder             Reg. Vice President      None

Richard Frances          Reg. Vice President      None

Daniel Leonard           Reg. Vice President      None

Stephen O'Brien          Reg. Vice President      None

David Linton             Reg. Vice President      None

Charles Dolce            Reg. Vice President      None

Hyman Glasman            Reg. Vice President      None

Stephen Vondrak          Vice President           None

Mark  Sfarra             Vice President           None

Gertrude Purus           Vice President           None

Agnes Mullady            Vice President           Vice President
                         & Treasurer              & Treasurer

Lisa Hurley              Vice President           Vice President
                         & Secretary              & Secretary


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Custodial Trust Company acts as Custodian and maintains the following records at its principal office at 101 Carnegie Center, Princeton, New Jersey 08540-6231 for the Northstar Advantage

Trust, and State Street Bank and Trust Co. maintains such records as Custodian and Fund Accounting Agent for the Government Securities, High Yield, Strategic Income, Income, Growth, and Special Funds:

     (1)  Receipts and delivery of securities including certificate numbers;
     (2)  Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4)  Fund Accounting Records.

First Data Investor Services Group, ("First Data") maintains the following records at One Exchange Place, 11th Floor, Boston, Massachusetts, 02109, as Transfer Agent and Blue Sky Administrator for the Funds; and Fund Accounting Agent for the Northstar Advantage Trust.

     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates and number of shares of each accumulation, price of each accumulation.
     (3)  Fund Accounting Records
     (4)  State Securities Regisitration Records

All other records required by item 30(a) are maintained at the office of the Administrator, Two Pickwick Plaza, Greenwich, CT 06830.

ITEM 31.  Management Services

Not Applicable

ITEM 32.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 27th day of February, 1996.

                                   REGISTRANT

                              By: MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURES                    TITLE                    DATE

     JOHN G. TURNER                Chairman and        February 27, 1996
     John G. Turner*               Trustee

     MARK L. LIPSON                Trustee             February 27, 1996
     Mark L. Lipson*

     JOHN R. SMITH                 Trustee             February 27, 1996
     John R. Smith*

     PAUL S. DOHERTY               Trustee             February 27, 1996
     Paul S. Doherty*

     DAVID W. WALLACE              Trustee             February 27, 1996
     David W. Wallace*

     ROBERT B. GOODE, JR.          Trustee             February 27, 1996
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                Trustee             February 27, 1996
     Alan L. Gosule*

     DAVID W.C. PUTNAM             Trustee             February 27, 1996
     David W.C. Putnam*

     WALTER H. MAY, JR.            Trustee             February 27, 1996
     Walter H. May, Jr.**

     SIGNATURES                    TITLE                    DATE

     AGNES MULLADY                 Principal Financial      February 27, 1996
     Agnes  Mullady                and Accounting
                                   Officer
     By:  LISA HURLEY*
          Lisa Hurley
          Attorney-in-fact


* Executed pursuant to powers of attorney filed with PEA No. 6 (Northstar Advantage Trust and Northstar Advantage Strategic Income Fund), PEA No.10 (Northstar Advantage High Yield Fund), PEA No. 15 (Northstar Advantage Government Securities Fund), and PEA No. 14 (Northstar Advantage Income Fund, Northstar Advantage Special Fund and Northstar Advantage Growth Fund).

**   Executed pursuant to a power of attorney filed herewith.

                                INDEX TO EXHIBITS
                                -----------------
                            NORTHSTAR ADVANTAGE TRUST

Exhibit No. Under
Part C of Form N-1A   Name of Exhibit                        Page Number Herein
-------------------   ---------------                        ------------------

     1                Form of  Declaration of Trust

     2                Form of By-Laws

     5                Form of Advisory Agreement

     6 (a) - (c) Form of Underwriting Agreement for Class A, Class B, and Class C Shares

                      (d)  Form of Dealer Agreement for
                      Northstar Affiliated Investment Companies

     8                Form of Custody Agreement

     9                (a) Form of Transfer Agency Agreement
                      (b) Form of Administration Agreement
                      (c) Form of Administrative Services
                          Agreement

     10               Opinion of Counsel

     11               Consent of Independent Accountants

     15               (a) - (c) Form of  Distribution and Service
                      Plan for Class A, Class B, and Class C Shares

     17               Power of Attorney

     27               Financial Data Schedule EX-27